Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	DecisionPoint Systems, Inc.
Entity Central Index Key	0001505611
Trading Symbol	dpsi
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 392,424	$ 365,814	$ 315,169
Accounts receivable, net	10,675,484	13,916,787	12,575,597
Other receivable		1,476,285
Due from related party	357,326
Inventory, net	897,401	705,757	898,465
Deferred costs	3,602,564	3,468,583	3,562,654
Deferred tax assets			55,000
Prepaid expenses and other current assets	302,071	408,413	457,863
Total current assets	16,227,270	20,341,639	17,864,748
Property and equipment, net	160,685	98,934	100,070
Intangible assets, net	6,626,416	2,214,000	2,729,000
Goodwill	8,616,767	5,538,466	5,508,864
Deferred costs, net of current portion	2,249,960	1,800,320	1,414,851
Other assets, net	344,323	175,329	173,465
Total assets	34,225,421	30,168,688	27,790,998
Current liabilities
Accounts payable	8,502,486	8,947,133	9,244,255
Accrued expenses and other current liabilities	2,704,787	2,504,870	4,881,816
Lines of credit	4,742,212	4,024,141	4,364,221
Current portion of debt	1,847,675	1,000,000	1,000,000
Due to related parties	80,721	871,508	1,606,357
Accrued earn out consideration	1,201,727
Unearned revenue	6,368,073	6,756,214	5,714,434
Total current liabilities	25,447,681	24,103,866	26,811,083
Long term liabilities
Unearned revenue, net of current portion	3,012,324	2,509,190	1,850,440
Debt, net of current portion and discount	3,452,031	970,160	1,940,000
Accrued earn out consideration	161,754
Deferred tax liabilities	1,290,621	18,000
Deferred rent	62,091
Interest payable	60,000	60,000	60,000
Total liabilities	33,486,502	27,661,216	30,661,523
Commitments and contingencies
STOCKHOLDERS' EQUITY
Cumulative convertible preferred stock, $0.001 par value, 10,000,000 shares authorized, 1,816,289 and 400,955 shares issued and outstanding, including cumulative and imputed preferred dividends of $696,880, $435,563 and 130,738, and with a liquidation preference of $11,109,994, $10,652,275 and $1,485,738 respectively	6,580,949	6,319,629	1,485,738
Common stock, $0.001 par value, 100,000,000 shares authorized, 9,125,075 issued and 8,971,192 outstanding as of September 30, 2012, and 8,182,791 issued and 8,028,908 outstanding as of December 31, 2011, and 5,080,970 shares issued and outstanding as of December 31, 2010	9,125	8,183	5,081
Additional paid-in capital	15,601,481	14,513,918	8,238,995
Other comprehensive income	27,798
Treasury stock, 153,883 shares of common stock	(204,664)	(204,664)
Accumulated deficit	(20,475,451)	(17,230,792)	(11,576,776)
Unearned ESOP shares	(800,319)	(898,802)	(1,023,563)
Total stockholders' equity	738,919	2,507,472	(2,870,525)
Total liabilities and stockholders' equity	$ 34,225,421	$ 30,168,688	$ 27,790,998

Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Cumulative convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Cumulative convertible preferred stock, shared authorized	10,000,000	10,000,000	10,000,000
Cumulative convertible preferred stock, shares issued	1,816,289	1,816,289	400,955
Cumulative convertible preferred stock, shares outstanding	1,816,289	1,816,289	400,955
Cumulative convertible preferred stock, cumulative and imputed preferred dividends (in dollars)	$ 696,880	$ 435,563	$ 130,738
Cumulative convertible preferred stock, liquidation preference (in dollars)	$ 11,109,994	$ 10,652,275	$ 1,485,738
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shared authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	9,125,075	8,182,791	5,080,970
Common stock, shares outstanding	8,971,192	8,028,908	5,080,970
Treasury stock, shares	153,883	153,883

Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 18,567,021	$ 16,446,541	$ 54,144,051	$ 42,471,307	$ 58,358,906	$ 56,244,198
Cost of sales	14,222,782	13,007,116	42,269,043	34,042,818	46,367,738	45,391,485
Gross profit	4,344,239	3,439,425	11,875,008	8,428,489	11,991,168	10,852,713
Selling, general and administrative expense	4,951,913	3,274,994	13,622,674	10,267,641	13,597,141	9,610,381
Operating (loss) income	(607,674)	164,431	(1,747,666)	(1,839,152)	(1,605,973)	1,242,332
Other expense:
Interest expense	349,941	230,982	698,158	1,003,597	1,159,774	2,213,223
Loss on debt extinguishment		24,098		2,665,157	2,665,157
Other expense (income), net	(7,129)	(372,486)	(42,512)	(295,702)	(363,049)	1,159,114
Total other expense	342,812	(117,406)	655,646	3,373,052	3,461,882	3,372,337
Net (loss) income before income taxes	(950,486)	281,837	(2,403,312)	(5,212,204)	(5,067,855)	(2,130,005)
Provision for income taxes	63,690	13,450	131,653	21,173	100,172	78,794
Net (loss) income	(1,014,176)	268,387	(2,534,965)	(5,233,377)	(5,168,027)	(2,208,799)
Cumulative preferred stock dividends	(248,750)	(213,898)	(709,699)	(268,098)	(485,989)	(79,570)
Net (loss) income attributable to common shareholders	(1,262,926)	54,489	(3,244,664)	(5,501,475)	(5,654,016)	(2,288,369)
Net (loss) income per share -
Basic (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1)
Diluted (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1)
Basic and diluted (in dollars per share)					$ (0.94)	$ (0.66)
Weighted average shares outstanding -
Basic (in shares)	8,182,103	7,320,328	7,697,635	5,493,530
Diluted (in shares)	8,182,103	7,417,555	7,697,635	5,493,530
Basic and diluted (in shares)					6,019,900	3,462,220
Comprehensive loss	$ (1,240,576)		$ (3,216,866)

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Unearned ESOP shares	Total
Balance, beginning at Dec. 31, 2009	$ 975,000	$ 3,968	$ 5,854,766		$ (9,237,239)	$ (1,142,101)	$ (3,545,606)
Balance, beginning, (in shares) at Dec. 31, 2009	269,608	3,968,078
Convertible Series B Preferred sold in private placement	380,000						380,000
Convertible Series B Preferred sold in private placement (in shares)	131,347
Common shares issued in exchange for services		140	350,380				350,520
Common shares issued in exchange for services (in shares)		139,799
Conversion of the June 2009 convertible debt		57	124,943				125,000
Conversion of the June 2009 convertible debt (in shares)		57,609
Common stock issued upon cashless exercise of warrants		19	(19)
Common stock issued upon cashless exercise of warrants (in shares)		18,545
Common stock issued to induce the exercise of warrants		30	77,677				77,707
Common stock issued to induce the exercise of warrants (in shares)		29,842
Common stock issued upon exercise of stock options		415	623,117				623,532
Common stock issued upon exercise of stock options (in shares)		415,000
Common stock issued for acquisition of CMAC, Inc.		452	944,548				945,000
Common stock issued for acquisition of CMAC, Inc. (in shares)		452,097
Warrant liability			80,500				80,500
Reverse recapitalization transaction:
Accrued dividends on preferred stock	130,738				(130,738)
Employee stock-based compensation			183,083				183,083
Principal payment from ESOP						118,538	118,538
Net loss					(2,208,799)		(2,208,799)
Balance, ending at Dec. 31, 2010	1,485,738	5,081	8,238,995		(11,576,776)	(1,023,563)	(2,870,525)
Balance, ending, (in shares) at Dec. 31, 2010	400,955	5,080,970
Common shares issued in exchange for services		66	157,784				157,850
Common shares issued in exchange for services (in shares)		65,969
Reverse recapitalization transaction:
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed		2,187	3,945,500				3,947,687
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed (in shares)		2,186,869
Expenses related to reverse recapitalization			(730,324)				(730,324)
Accrued dividends on preferred stock	304,826				(485,989)		(181,163)
Employee stock-based compensation			200,024				200,024
Repurchase shares of common stock				(204,664)			(204,664)
Issuance of common shares for finders fee		154	353,777				353,931
Issuance of common shares for finders fee (in shares)		153,883
Issuance of shares in connection with Exchange Agreement	4,529,065	695	2,348,162				6,877,922
Issuance of shares in connection with Exchange Agreement (in shares)	1,415,334	695,100
Principal payment from ESOP						124,761	124,761
Net loss					(5,168,027)		(5,168,027)
Balance, ending at Dec. 31, 2011	$ 6,319,629	$ 8,183	$ 14,513,918	$ (204,664)	$ (17,230,792)	$ (898,802)	$ 2,507,473
Balance, ending, (in shares) at Dec. 31, 2011	1,816,289	8,182,791

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	Sep. 30, 2012	Dec. 31, 2011
Statement Of Stockholders' Equity [Abstract]
Common stock repurchased	153,883	153,883

Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (2,534,965)	$ (5,233,377)	$ (5,168,027)	$ (2,208,799)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	43,312	24,998	560,327	31,702
Amortization of intangible assets	948,627	386,250
Amortization of deferred financing costs and note discount	160,407	115,607	140,181	904,708
Employee stock-based compensation	49,724	170,639	200,024	183,082
Non-employee stock-based compensation	341,250	237,848	283,184	428,227
Non cash interest expense (income)	(23,715)	97,380	80,165
Loss on debt extinguishment		2,268,859	2,268,859
Loss on disposal of property and equipment			4,391
ESOP compensation expense	98,483	93,571	124,761	118,538
Allowance for doubtful accounts	13,507	20,000
Other income related to collection of note receivable in excess of carrying value		(358,000)	(405,136)
Deferred taxes, net	28,226		73,000	330,000
Changes in operating assets and liabilities, net of assets and liabilities acquired:
Accounts receivable	3,899,254	2,980,847	(1,220,788)	(2,076,225)
Due from related party	(357,326)
Inventory, net	(184,297)	298,677	192,708	349,479
Deferred costs	(583,465)	864,332	(291,398)	(675,778)
Prepaid expenses and other current assets	178,585	113,357	79,593	(346,996)
Other assets, net	(11,188)	(41,485)	(32,848)	(13,445)
Accounts payable	(572,329)	(480,370)	(38,838)	2,562,655
Accrued expenses and other current liabilities	178,360	(826,274)	(258,027)	(2,143,350)
Due to related parties	(790,787)	(952,706)	(734,849)	64,766
Unearned revenue	(185,960)	(1,185,976)	1,700,530	(46,367)
Net cash provided by (used in) operating activities	695,703	(1,405,823)	(2,442,188)	(2,537,803)
Cash flows from investing activities
Cash paid for Apex	(4,801,000)
Cash paid for CMAC		(2,205,000)
Cash paid for Illume Mobile	(250,000)
Capital expenditures			(48,582)	(42,403)
Collection of note receivable received in reverse recapitalization		458,000	554,869
Purchases of property and equipment	(49,690)	(19,987)
Acquisition of business, net of cash acquired			(2,205,000)	185,865
Net cash used in investing activities	(5,100,690)	(1,766,987)	(1,698,713)	143,462
Cash flows from financing activities
(Repayments) borrowings from lines of credit, net	718,071	(1,980,572)	(340,080)	1,788,895
Proceeds from issuance of term debt	4,032,890	4,000,000		3,000,000
Proceeds from sale of senior subordinated notes			4,000,000
Cash received in reverse recapitalization, net of expenses	1,500,000	1,981,350	1,985,349
Repayment of debt	(961,870)	(750,000)	(1,000,000)	(2,835,000)
Proceeds from exercise of employee stock options				623,532
Issuance of convertible preferred stock				380,000
Purchase of treasury stock			(250,000)
Cash dividends paid on Series C Preferred			(90,582)
Paid financing costs	(296,060)	(108,639)	(108,639)	(159,176)
Dividends paid	(482,094)	(90,582)
Holding share liability			(4,502)	(229,481)
Net cash provided by financing activities	4,510,937	3,051,557	4,191,546	2,568,770
Effect on cash of foreign currency translation	(79,340)
Net increase (decrease) in cash	26,610	(121,253)	50,645	174,429
Cash at beginning of period	365,814	315,169	315,169	140,740
Cash at end of period	392,424	193,916	365,814	315,169
Supplemental disclosures of cash flow information:
Interest paid	858,224	1,221,000	1,438,466	1,600,767
Income taxes paid	56,086	50,000	62,461	12,119
Supplemental disclosure of non-cash financing activities:
Accrued and imputed dividends on preferred stock	261,320	268,098
Preferred and common shares issued in exchange for debt and related accrued interest		4,117,333	4,117,333
Preferred and common shares issued in exchange for accounts payable and related accrued interest		411,733	411,733
Common shares issued as finders' fee in reverse recapitalization		353,931	353,931
Cumulative and imputed dividends on preferred stock			304,826	79,570
Conversion of subordinated debt to common stock				125,000
Common shares issued to acquire CMAC				945,000
Note discount on long term debt				60,000
Accrual of consideration payable related to the CMAC acquisition				$ 2,205,000

DESCRIPTION OF BUSINESS AND THE MERGER	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Description Of Business and Merger [Abstract]
DESCRIPTION OF BUSINESS AND THE MERGER
NOTE 1 - DESCRIPTION OF BUSINESS AND THE MERGER

Description of Business

DecisionPoint Systems, Inc. (“DecisionPoint”, “Company”), through its subsidiaries is an enterprise mobility systems integrator that sells and installs mobile computing and wireless systems that are used both within a company’s facilities in conjunction with wireless networks and in the field using carrier-based wireless networks.  These systems generally include mobile computers, mobile application software, and related data capture equipment including bar code scanners and radio frequency identification (“RFID”) readers.  The Company also provides professional services, proprietary and third party software and software customization as an integral part of its customized solutions for its customers.    The proprietary suite of software products utilizes the latest technologies to empower the mobile worker in many areas including merchandising, sales and delivery; field service; logistics and transportation; and warehouse management.

The Company, formerly known as Comamtech, Inc. (“Comamtech”), was incorporated on August 16, 2010, in Canada under the laws of the Ontario Business Corporations Act (“OCBA”).  On June 15, 2011, the Company entered into a Plan of Merger (the “Merger Agreement”) among the Company, its wholly-owned subsidiary, 2259736 Ontario Inc., incorporated under the laws of the Province of Ontario, Canada (the “Purchaser”) and DecisionPoint Systems, Inc., a Delaware corporation (“Old DecisionPoint”) incorporated on December 27, 2006, under the laws of the State of Delaware.  Pursuant to the Merger Agreement, under Section 182 of the OCBA, on June 15, 2011 (the “Effective Date”) Old DecisionPoint merged (the “Merger”) into the Purchaser and became a wholly owned subsidiary of the Company.  In connection with the Merger, the Company changed its name to DecisionPoint Systems, Inc., and the Purchaser changed its name to DecisionPoint Systems International, Inc. (“DecisionPoint Systems International”).  The Company and DecisionPoint Systems International each reincorporated in the State of Delaware, subsequent to the Merger.  Upon completion of the Merger, the Company adopted Old DecisionPoint’s business plan.

Accounting Treatment of the Merger; Financial Statement Presentation

Prior to the Merger, Comamtech was a “shell company” (as such term is defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).  The Merger was accounted for as a reverse recapitalization pursuant to the guidance in “SEC’s Division of Corporation Finance Financial Reporting Manual”.  These transactions are considered by the SEC to be capital transactions in substance, rather than business combinations.  The Merger has been accounted for as a recapitalization which resulted in an exchange ratio of one Old DecisionPoint share for every 7.23273 shares of Comamtech common stock outstanding prior to the Merger.  For accounting purposes, Old DecisionPoint is considered the acquirer and surviving entity in the reverse recapitalization.  Accordingly, 2,186,689 shares were deemed issued to the Comamtech shareholders in exchange for approximately $3.9 million of net assets received.  The accompanying historical consolidated financial statements prior to the Merger are those of Old DecisionPoint.

The accompanying unaudited condensed consolidated financial statements present the previously issued shares of Comamtech common stock as having been issued pursuant to the Merger on June 15, 2011, with the consideration received for such issuance being the net assets of Comamtech received in the Merger.  The shares of common stock of the Company issued to Old DecisionPoint’s stockholders in the Merger are presented as having been outstanding since the original issuance of the shares.  Further, the exchange ratio has been retroactively applied to all share, weighted average share, loss per share, and stock option and warrant disclosures.  See Footnote 1 of the Company's audited consolidated financial statements included in the Company's 2011 Annual Report on Form 10-K filed on March 30, 2012, for a comprehensive description of the Merger.

NOTE 1 - DESCRIPTION OF BUSINESS AND THE MERGER

Nature of Business - DecisionPoint Systems, Inc., (“DecisionPoint”, “Company”) through its subsidiaries is an enterprise mobility systems integrator that sells and installs mobile computing and wireless systems that are used both within a company’s facilities in conjunction with wireless networks and in the field using carrier-based wireless networks.  These systems generally include mobile computers, mobile application software, and related data capture equipment including bar code scanners and radio frequency identification (“RFID”) readers.  The Company also provides professional services, proprietary and third party software and software customization as an integral part of its customized solutions for its customers.

DecisionPoint Systems, Inc., formerly known as Comamtech, Inc. (“Comamtech”), was incorporated on August 16, 2010, in Canada under the laws of the Ontario Business Corporations Act (“OCBA”).  On June 15, 2011, the Company entered into a Plan of Merger (the “Merger Agreement”) among the Company, its wholly owned subsidiary, 2259736 Ontario Inc., incorporated under the laws of the Province of Ontario, Canada (the “Purchaser”) and DecisionPoint Systems, Inc., a Delaware corporation (“Old DecisionPoint”) incorporated on December 27, 2006, under the laws of the State of Delaware.  Pursuant to the Merger Agreement, under Section 182 of the OCBA, on June 15, 2011 (the “Effective Date”) Old DecisionPoint merged (the “Merger”) into the Purchaser and became a wholly owned subsidiary of the Company.  In connection with the Merger, the Company changed its name to DecisionPoint Systems, Inc. and the Purchaser changed its name to DecisionPoint Systems International, Inc. (“DecisionPoint Systems International”).  The Company and the DecisionPoint Systems International each reincorporated in the State of Delaware subsequent to the Merger.  Upon completion of the Merger, the Company adopted Old DecisionPoint’s business plan.

Description of the Merger – On June 15, 2011, pursuant to the Merger, the Company acquired all of the issued and outstanding capital stock of Old DecisionPoint from its shareholders in exchange for 4,593,660 shares of the Company’s common stock, resulting in an exchange ratio of one share for every eight shares of common stock tendered (1:8).  The Company also acquired all of Old DecisionPoint’s issued and outstanding Series A Cumulative Convertible Preferred Shares and Series B Cumulative Convertible Preferred Shares in exchange for 243,750 and 118,750 of the Company’s Cumulative Convertible Preferred Shares, respectively.  Immediately after the Merger, there were 6,934,412 shares of the Company’s common stock outstanding and 243,750 and 118,750 shares of the Company’s Series A Cumulative Convertible Preferred Shares and Series B Cumulative Convertible Preferred Shares outstanding, respectively.  Pursuant to the terms of the Merger Agreement, the Company assumed all of Old DecisionPoint’s obligations under their outstanding stock option plans and warrant agreements.  Two of the directors of the Company retained their positions and the remaining positions were filled by the directors and officers of Old DecisionPoint.  In connection with and upon the Effective Date of the Merger, the Company issued 153,883 additional common shares as payment for finder’s fees.  The shares were valued at $2.30 per share, the closing share price on the Effective Date for total consideration of $353,931.  Other expenses related to the Merger totaled $376,547.  The finder’s fees and other expenses were accounted for as costs of the reverse recapitalization in the accompanying consolidated statement of stockholders’ equity (deficit).  In November 2011, the shares issued as payment for the finder’s fee were repurchased by the Company for $250,000 in cash.

The estimated fair values of the financial assets received and liabilities assumed from Comamtech in the reverse recapitalization are comprised of the following as of June 15, 2011:

Cash	$2,361,742
Note receivable	100,000
Other receivables	1,488,850
Other current assets	150,545
Accounts payable	(153,450)

Net asset value	$3,947,687

The other receivables are comprised of a $1,500,000 payment due from the sale of a business by Comamtech to a publicly traded company, and another miscellaneous receivable of $49,732.  The $1,500,000 receivable is due May 2012.  Management estimated the fair value of this receivable on the date of the Merger by calculating the present value of the expected cash payment using a credit risk adjusted interest rate of 4.6%, resulting in a fair value of $1,439,117.  The fair value of the receivable is $1,476,285 as of December 31, 2011, and is included in other receivables in the accompanying consolidated balance sheet as of December 31, 2011.

The note receivable represented approximately $4.4 million due from the sale of a business by Comamtech to a private company (“Empresario”).  The note was secured by the assets of Empresario and was guaranteed by its principal shareholder.  To accommodate Empresario’s inability to perform, the note was restructured several times by Comamtech prior to the Merger.  Empresario defaulted on the amended terms on August 10, 2011, and management of the Company sent Empresario a demand for payment.  At that time, Empresario had not been able to secure a viable path for repayment and, based on all of the information available at the time, management had assessed the financial health and capitalization of Empresario along with its claim paying ability as being very poor.  Accordingly, management estimated the fair value of the note receivable to be $100,000 as of June 30, 2011.

On September 2, 2011, the Company entered into a transfer and payment agreement (the “Transfer Agreement”) among the Company, Empresario, and its sole shareholder.  Pursuant to the Transfer Agreement, Empresario paid the Company $530,000, and the Company transferred to Empresario its right, title and interest in the Purchased Assets, as defined by the Asset Purchase Agreement dated May 14, 2009 between Comamtech and Empresario (“the Purchase Agreement”).  The convertible secured debenture, dated August 10, 2010, between Empresario and Comamtech, in the original amount of $4.4million was cancelled and terminated.  The guarantee, dated May 14, 2009, among Comamtech, Empresario, and the sole shareholder, pursuant to which the sole shareholder guaranteed certain obligations under the Purchase Agreement, was cancelled and terminated.  Costs incurred to complete the Transfer Agreement totaled $130,000, of which $100,000 was due to Robert Chaiken, a Director of the Company, for services related to negotiating the Transfer Agreement.  The Company paid $42,152 in cash and on September 30, 2011, issued Mr. Chaiken 26,906 shares of common stock valued at $57,848 as payment in full.  The remaining costs were legal and other professional services to complete the Transfer.

The difference between the estimated fair value of the note receivable of $100,000 and the payment of $530,000, reduced by $130,000 in costs to complete the Transfer, approximated $300,000 and was recorded in other (income) expense, net, in the accompanying consolidated statement of operations for the year ended December 31, 2011.

Pursuant to the Merger Agreement, on or before August 25, 2011, the Company was to have an audit performed on the balance sheet of Comamtech as of June 15, 2011 (the “Opening Balance Sheet”).  Prior to August 25, 2011, the Company prepared a statement (the “Purchase Price Statement”) setting forth its good faith computation of the shareholders’ equity of Comamtech as of August 15, 2011.  During August 2011, both parties accepted the Purchase Price Statement and agreed to forego an audit.

Pursuant to the Merger Agreement, if the final shareholders’ equity balance reflected in the Opening Balance Sheet was less than $7,233,000, then the shareholders of Old DecisionPoint at the date of the Merger were entitled to receive, on a pro rata basis, common shares according to a schedule set forth in the Merger Agreement.  The final shareholders’ equity balance reflected in the Opening Balance Sheet was $3,947,687 (see table above) and as a result, the Company issued the maximum number of additional common shares of 487,310 to the Old DecisionPoint shareholders on September 30, 2011.  These shares were included in total common shares issued and outstanding as of the Effective Date of the transaction.  This had the effect of reducing the exchange ratio from one for every eight shares tendered (1:8) to one for every seven point two three shares tendered (1:7.23273).  The additional common shares have been accounted for as a reduction in the exchange ratio for all other securities, including the preferred stock, stock options and warrants to purchase shares of the Company’s securities.

As a result, after the adjustment to the exchange ratio, the Company had acquired all of the issued and outstanding capital stock of Old DecisionPoint from its shareholders by exchanging 36,749,286 of Old DecisionPoint common shares for 5,080,970 shares of the Company’s common stock and by exchanging 975 and 380 shares of Old DecisionPoint Series A and Series B Cumulative Convertible Preferred Shares, for 269,608 and 131,347 shares of the Company’s Series A and Series B Cumulative Convertible Preferred Shares, respectively.

Accounting Treatment of the Merger; Financial Statement Presentation

Prior to the Merger, Comamtech was a “shell company” (as such term is defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).  The Merger was accounted for as a reverse recapitalization pursuant to the guidance in “SEC’s Division of Corporation Finance Financial Reporting Manual”.  These transactions are considered by the Securities and Exchange Commission to be capital transactions in substance, rather than business combinations.  Accordingly, the Merger has been accounted for as a recapitalization, and, for accounting purposes, Old DecisionPoint is considered the acquirer and surviving entity in the reverse recapitalization.  Accordingly, 2,186,689 shares were deemed issued to the Comamtech shareholders in exchange for $3,947,687 of net assets received.  The accompanying historical consolidated financial statements prior to the Merger are those of Old DecisionPoint.

The accompanying consolidated financial statements present the previously issued shares of Comamtech common stock as having been issued pursuant to the Merger on June 15, 2011, with the consideration received for such issuance being the net assets of Comamtech received in the Merger.  The shares of common stock of the Company issued to Old DecisionPoint’s stockholders in the Merger are presented as having been outstanding since the original issuance of the shares.  Further, the exchange ratio, as adjusted above, has been retroactively applied to all share, weighted average share, loss per share, and stock option and warrant disclosures.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies Abstract
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements.  In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all of the adjustments (consisting of normal recurring accruals and adjustments) necessary to present fairly the consolidated financial position, results of operations and cash flows of the Company at the dates and for the periods indicated.  The interim results for the period ended September 30, 2012, are not necessarily indicative of results for the full 2012 fiscal year or any other future interim periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DecisionPoint Systems International and Apex Systems Integrators, Inc. (“Apex”).  DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).  Apex was acquired on June 4, 2012, and as such, the operating results of Apex have been consolidated into the Company’s consolidated results of operations beginning on June 5, 2012.  In addition, on July 31, 2012, the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc.  Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”).  The Company currently operates in one business segment.  With the Company's acquisition of Apex (Note 5) and the acquisition of Illume Mobile (Note 4), the Company expects to update its assessment of its business segments in its fourth quarter of this fiscal year.

The preparation of unaudited condensed consolidated financial statements in conformity with  U.S. GAAP requires management to make estimates and assumptions that affect the recorded amounts reported therein.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may differ materially from these estimates and assumptions used in preparation of the unaudited condensed consolidated financial statements.

These unaudited condensed consolidated financial statements have been prepared by management and should be read in conjunction with the audited consolidated financial statements of DecisionPoint Systems, Inc. and notes thereto for the year ended December 31, 2011, included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 30, 2012.

Liquidity - Although the Company has historically experienced losses, a material part of those losses were from non-cash transactions.  As part of these losses, the Company has accumulated substantial net operating loss carry-forwards to off-set future taxable income.  In order to maintain normal operations for the foreseeable future, the Company must continue to have access to its lines of credit, return to profitability and/or access additional equity capital.  There can be no assurance that the Company will become profitable or that it can raise additional funds required to continue its normal operations.  The accompanying unaudited condensed consolidated financial statements do not include any adjustments that would be required should the Company not be successful with these activities.

Summary of Significant Accounting Policies

There have been no material changes to the Company's significant accounting policies during the nine months ended September 30, 2012.  See Footnote 2 of the Company's consolidated financial statements included in the Company's 2011 Annual Report on Form 10-K filed on March 30, 2012, for a comprehensive description of the Company's significant accounting policies.

Concentration of Credit Risk - The Company derived approximately 20% and 22% of revenues from two customers in the nine months ended September 30, 2012 and 2011, respectively. Customer mix can shift significantly from year to year, but a concentration of the business with a few large customers is typical in any given year.  A decline in revenues could occur if a customer which has been a significant factor in one financial reporting period gives significantly less business in the following period.

The Company’s contracts with these customers and other customers do not include any specific purchase requirements or other requirements outside of the normal course of business.  The majority of customer contracts are on an annual basis for service support while on a purchase order basis for hardware purchases.  Typical hardware sales are submitted on an estimated order basis with subsequent follow on orders for specific quantities.  These sales are ultimately subject to the time that the units are installed at each of the customer locations as per their requirements.  Service contracts are purchased on an annual basis generally and are the performance responsibility of the actual service provider as opposed to the Company.  Termination provisions are generally standard clauses based upon non-performance, but a customer can cancel with a certain reasonable notice period anywhere from 30 to 90 days.  General industry standards for contracts provide ordinary terms and conditions, while actual work and performance aspects are usually dictated by a Statement of Work which outlines what is being ordered, product specifications, delivery, installation and pricing.

Translation of Foreign Currencies - The Company's functional currency is the U.S. dollar.  The financial statements of the Company's foreign subsidiary is measured using the local currency, in this case the Canadian dollar (CDN$), as its functional currency and is translated to U.S. dollars for reporting purposes.  Assets and liabilities of the subsidiary are translated at exchange rates as of the balance sheet dates.  Revenues and expenses of the subsidiary are translated at the rates of exchange in effect during the year.

Comprehensive Loss - Comprehensive loss is comprised of net loss and other comprehensive loss.  The only component of comprehensive loss is the foreign currency translation adjustments.  There was no tax effect allocated to any component of other comprehensive loss during the periods presented.

Reclassifications - Certain amounts in the prior period condensed consolidated financial statements and related notes thereto have been reclassified to conform to the current period presentation.

New Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance that provides a consistent definition of fair value and common requirements of and disclosure about fair value between GAAP and International Financial Reporting Standards (“IFRS”).  The guidance states the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets.  Enhanced disclosure requirements will require companies to disclose quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements for recurring Level 3 fair value measurements.  For assets and liabilities not recorded at fair value but where fair value is disclosed, companies must report the level in the fair value hierarchy of assets and liabilities.  This new guidance is effective for interim and annual periods beginning January 1, 2012.  The adoption of these disclosure requirements did not have a material impact on the unaudited condensed consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity.  In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income.  ASU 2011-05 was effective for the Company in the first quarter of 2012.  The Company’s adoption of this pronouncement did not have a material effect on the unaudited condensed consolidated financial statements.

In July 2012, The FASB has issued ASU No. 2012-02, Intangibles--Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles--Goodwill and Other, General Intangibles Other than Goodwill.

Under the guidance in this ASU, an entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period.

The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not believe that the adoption of this pronouncement will have a material effect on the consolidated financial statements.

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements of DecisionPoint and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary DecisionPoint Systems International. DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).   CMAC was acquired by the Company on December 31, 2010, and as such, the operating results of CMAC have been included in the Company’s results of operations beginning January 1, 2011.  All significant intercompany accounts and transactions have been eliminated in consolidation.  The Company operates in one business segment.

Summary of Significant Accounting Policies

Use of Estimates - The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may materially differ from these estimates and assumptions used in preparation of the consolidated financial statements.

Purchase Accounting and Business Combinations - The Company accounts for its business combinations using the purchase method of accounting which requires that intangible assets be recognized apart from goodwill if they are contractual in nature or separately identifiable.  Acquisitions are measured on the fair value of consideration exchanged and, if the consideration given is not cash, measurement is based on the fair value of the consideration given or the fair value of the assets acquired, whichever is more reliably measurable.  The excess of cost of an acquired entity over the fair value of identifiable acquired assets and liabilities assumed is allocated to goodwill.

The valuation and allocation process relies on significant assumptions made by management. In certain situations, the allocations of excess purchase price are based upon preliminary estimates and assumptions.  Accordingly, the allocations are subject to revision when the Company receives updated information, including appraisals and other analyses, which are completed within one year of the acquisition.  Revisions to the fair values, which may be significant, are recorded when pending information is finalized, within one year from the acquisition date.

Accounts Receivable - Accounts receivable are stated at net realizable value, and as such, current earnings are charged with an allowance for doubtful accounts based on management’s best estimate of the amount of probable incurred credit losses in the Company’s existing accounts receivable.  The Company determines the allowance based on historical write-off experience and specific account information available.  Accounts receivable are reflected in the accompanying consolidated balance sheets net of a valuation allowance of $245,500 and $215,000, as of December 31, 2011 and 2010, respectively.  When internal collection efforts on accounts have been exhausted, the accounts are written off by reducing the allowance for doubtful accounts.

Inventory - Inventory consists solely of finished goods and is stated at the lower of cost or market.  Cost is determined under the first-in, first-out (FIFO) method.  The Company periodically reviews its inventory and makes provisions as necessary for estimated obsolete and slow-moving goods.  The creation of such provisions results in a write down of inventory to net realizable value and a charge to cost of sales.  Inventories are reflected in the accompanying consolidated balance sheets net of a valuation allowance of $155,000 and $145,000, as of December 31, 2011 and 2010, respectively.

Deferred costs– Deferred costs consist primarily of third party extended hardware and software maintenance services which the Company has paid for in advance.  The costs are ratably amortized over the life of the contract, generally one to five years.

Property and Equipment - Property and equipment are recorded at cost.  Repairs and maintenance that do not improve or extend the lives of the respective assets are expensed in the period incurred.

Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets.

Computer equipment	3 to 5 years
Office furniture and fixtures	5 to 7 years

Leasehold improvements are amortized over the shorter of the lease term or the life of the improvements.

Impairment of Long-Lived Assets - The Company reviews its long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets is measured by comparing the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of by sale are reflected at the lower of their carrying amount or fair value less cost to sell.  To date, the Company has not recorded any impairment charges.

Goodwill – Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business.  Goodwill is tested annually at December 31 for impairment by comparing the fair value of the reporting unit to its carrying amount including goodwill.  If the carrying amount of the reporting unit exceeds its fair value, an impairment loss may be recognized.  The amount of impairment loss is determined by comparing the implied fair value of reporting unit goodwill with the carrying amount.  If the carrying amount exceeds the implied fair value then an impairment loss is recognized equal to that excess.  No impairment charges have been recorded as a result of the Company’s annual impairment assessments.

Intangible assets– Purchased intangible with finite useful lives are amortized over their respective estimated useful lives (using an accelerated method for customer relationships and trade name) to their estimated residual values, if any.  The Company’s finite-lived intangible assets consist of customer relationships, contractor and resume databases, trade name, and internal use software and are being amortized over periods ranging from two to nine years.  Purchased intangible assets are reviewed annually to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable.  If such facts and circumstances exist, recoverability is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.  If the useful life is shorter than originally estimated, the rate of amortization is accelerated and the remaining carrying value is amortized over the new shorter useful life.  No changes to estimated useful lives have been recorded.

Deferred Financing Costs - Costs incurred by the Company in connection with the issuance of debt are deferred and amortized to interest expense over the life of the underlying indebtedness, adjusted to reflect any early repayments using the effective interest rate method.  Deferred financing costs net of amortization totaled approximately $89,500 and $91,900, as of December 31, 2011 and 2010, respectively, and are included in other assets in the accompanying consolidated balance sheets.

Fair Value Measurement - Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches.  Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market-corroborated, or generally unobservable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based upon observable inputs used in the valuation techniques, the Company is required to provide information according to the fair value hierarchy.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values into three broad levels as follows:

Level 1:	Valuations for assets and liabilities traded in active markets from readily available pricing sources for market transactions involving identical assets or liabilities.
Level 2:	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.
Level 3:	Valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Revenue Recognition - Revenues are generated through product sales, warranty and maintenance agreements, software customization, and professional services.  Product sales are recognized when the following criteria are met (1) there is persuasive evidence that an arrangement exits; (2) delivery has occurred and title has passed to the customer which generally happens at the point of shipment provided that no significant obligations remain; (3) the price is fixed and determinable; and (4) collectability is reasonably assured.  The Company generates revenues from the sale of extended warranties on wireless and mobile hardware and systems.  Revenue related to extended warranty and service contracts is recorded as unearned revenue and is recognized over the life of the contract as the Company maintains financial risk throughout the term of these contracts and may be liable to refund a customer for amounts paid in certain circumstances.

The Company also generates revenue from professional services and customer specified software customization on either a fee-for-service or fixed fee basis.  Revenue from software customization and professional services that is contracted as fee-for-service is recognized in the period in which the services are performed or delivered.  Adjustments to contract price and estimated labor costs are made periodically, and losses expected to be incurred on contracts in progress are charged to operations in the period such losses are determined.  The Company records sales net of sales tax.

When a sale involves multiple elements, revenue is allocated to each respective element at inception of an arrangement using the relative selling price method. Selling price is determined based on a selling price hierarchy, consisting of vendor specific objective evidence (VSOE), third party evidence or estimated selling price.

Concentration of Risk - Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable, and accounts payable.  On November 9, 2010, the Federal Deposit Insurance Corporation (“FDIC”) implemented section 343 of the Dodd-Frank Wall Street Reform and Consumer Protection Act that provides for unlimited insurance coverage of noninterest-bearing accounts.  Beginning December 31, 2010 and continuing through December 31, 2012, all noninterest-bearing accounts are fully insured regardless of the balance of the account.  This coverage is available at all FDIC member institutions.  The Company uses Silicon Valley Bank, which is an FDIC insured institution. Based on these facts, collectability of bank balances appears to be adequate.

For the year ended December 31, 2011, the Company had sales to one customer which were approximately 15% of total revenue.  Accounts receivable from two customers at December 31, 2011, were approximately 14% and 10%.  For the year ended December 31, 2010, the Company had sales to two customers which represented a total of 16% and 10%, of total revenues.  Accounts receivable from two customers at December 31, 2010, accounted for 11% and 21% of accounts receivable.  The loss of a significant customer could have a material adverse impact on the Company.

The Company has had the same four primary vendors in both periods presented.  For the year ended December 31, 2011, the Company had purchases from these four vendors that collectively represented 76% of total purchases and 74% of the total outstanding accounts payable at December 31, 2011.  For the year ended December 31, 2010, the Company had purchases from these four vendors that collectively represented 80% of total purchases and 73% of the total outstanding accounts payable at December 31, 2010.  The same single vendor represented 27% and 30% of the total purchases for the years ended December 31, 2011 and 2010, respectively.  Loss of this certain vendor could have a material adverse effect on our operations.

Fair Value of Financial Instruments - The Company’s financial instruments include cash, accounts receivable, accounts payable, accrued expenses, line of credit and long term debt.  The carrying value of the short term financial instruments approximates their fair values at December 31, 2011 and 2010, due to their short-term maturities.  The carrying value of the Company’s long-term debt approximates its fair value, net of a discount related to a final payment to be made on the due date which is equal to two percent of the original loan amount.

Stock-Based Compensation - The Company records the fair value of all stock-based compensation awards in its consolidated financial statements.  The terms and vesting schedules for stock-based awards vary by type of grant and generally vest based on the passage of time.  The fair value of stock options and warrants is calculated using the Black-Scholes option-pricing model and the expense is recognized on a straight-line basis over the requisite service period, net of estimated forfeitures.

Employee Stock Ownership Plan (ESOP) - The cost of shares issued to the ESOP, but not yet earned is shown as a reduction of equity.  Compensation expense is based on the market price of shares as they are committed to be released to participant accounts.    As shares of common stock acquired by the ESOP are committed to be released to each employee, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Comprehensive Income — Comprehensive income (loss) consists of net income and accumulated other comprehensive income (loss), which includes certain changes in equity that are excluded from net income.  Comprehensive income (loss) for the years ended December 31, 2011 and 2010, respectively, is equal to the net loss reported.

Earnings (Loss) per Common Share - Basic earnings (loss) per share are computed by dividing the earnings (loss) available to common shareholders by the weighted-average number of common shares outstanding.  Diluted earnings (loss) per share is computed similarly to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

For the years ended December 31, 2011 and 2010, respectively, potentially dilutive securities are excluded from the computation of fully diluted net loss per share as their effect is anti-dilutive.

Potential dilutive securities consist of:

	December 31,
	2011	2010

Convertible preferred stock	1,816,289	400,955
Warrants to purchase common stock	429,298	429,298
Options to purchase common stock	701,963	461,253

Total potentially dilutive securities	2,947,550	1,291,506

The weighted average basic and diluted shares for the years ended December 31, 2011 and 2010, exclude the ESOP shares that have not been committed to be released of 664,138 and 774,822, respectively.

Income Taxes -The Company accounts for income taxes using the asset and liability method.  Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized as deductible temporary differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company determined that there were no material liabilities for tax benefits for past years and the current period.  The Company has determined that any future interest accrued, related to unrecognized tax benefits, will be included in interest expense.  In the event the Company must accrue for penalties, they will be included as an operating expense.

Reclassifications - Certain amounts in the prior period consolidated financial statements and related notes thereto have been reclassified to conform to the current period presentation.

During 2011, the Company noted that cumulative dividends on preferred stock had not been reflected in prior years and interim periods as the effect of such dividends had been clearly immaterial.  For the Company’s 2011 reporting periods, the Company has noted that such dividends are material to the determination of earnings per share due to additional preferred stock issuances during the year.  To conform to the current presentation disclosure, the Company has elected to present the cumulative dividends for the year ended December 31, 2010, as an increase to net loss in determining net loss available to common shareholders in the presentation of earnings per share in its consolidated statements of operations to reflect the immaterial impact of such dividends.  Total cumulative preferred dividends for the year ended December 31, 2010 totaled $79,570, and had minimal impact on the Company’s net loss per share.

Furthermore, the Company has elected to reclassify the effect of cumulative dividends on preferred stock as a credit to preferred stock and a debit to the accumulated deficit.  Cumulative preferred dividends totaling $130,738 for the year ended December 31, 2010 were reclassified.  The Company has also elected to present preferred stock in the equity section at its issuance value instead of par value.  The Company has reflected the issuance value of the preferred shares by reclassifying $1,354,999 from additional paid-in capital to preferred stock as of December 31, 2010.

The effect of these reclassifications on the Company’s consolidated balance sheet as of December 31, 2010 is as follows.  For clarification purposes only, the effect of the exchange of the shares related to the Merger have been in included in this table:

	December 31, 2010
		Reclassification	Exchange of	As previously
	As reclassified	Adjustments	Shares	reported

Preferred stock	$1,485,738	$1,485,737	$-	$1
Common stock	5,081	-	(31,668)	36,749
Additional paid-in capital	8,238,995	(1,354,999)	31,668	9,562,326
Accumulated deficit	(11,576,776)	(130,738)	-	(11,446,038)
Unearned ESOP shares	(1,023,563)	-	-	(1,023,563)

Total stockholders’ deficit	$(2,870,525)	$-	$-	$(2,870,525)

Restatements- The Company previously determined that its consolidated financial statements as of and for the year ended December 21, 2010 contained errors related to the classification between current and long term assets for deferred costs and current and long term liabilities for unearned revenue on the consolidated balance sheet; and the presentation of the cash payments for an acquisition on the consolidated statement of cash flows. The Company restated these amounts in a Form 10-K/A Amendment No. 1 for the fiscal year ended December 31, 2010, filed with the Securities and Exchange Commission on December 22, 2011.

New Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance that provides a consistent definition of fair value and common requirements of and disclosure about fair value between GAAP and International Financial Reporting Standards (“IFRS”).  The guidance states the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets.  Enhanced disclosure requirements will require companies to disclose quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements for recurring Level 3 fair value measurements.  For assets and liabilities not recorded at fair value but where fair value is disclosed, companies must report the level in the fair value hierarchy of assets and liabilities.  This new guidance is effective for interim and annual periods beginning January 1, 2012, and the Company does not anticipate a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity.  In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income.  ASU 2011-05 will be retroactively effective for the Company in the first quarter of 2012.  This adoption will not have a material effect on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  ASU 2011-08 will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  This adoption will not have a material effect on the consolidated financial statements.

LOSS PER COMMON SHARE	9 Months Ended
Sep. 30, 2012
Loss Per Common Share [Abstract]
LOSS PER COMMON SHARE
NOTE 3 – LOSS PER COMMON SHARE

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding.  Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.  The weighted-average basic and diluted shares for the nine months ended September 30, 2012 and 2011, exclude approximately 0.6 million and 0.7 million, respectively, of ESOP shares that have not been committed to be released.

For periods presented in which there is a net loss, potentially dilutive securities are excluded from the computation of fully diluted net loss per share as their effect is anti-dilutive.  Below is a reconciliation of the fully dilutive securities effect for the period with net income:

	Three Months Ended September 30, 2011
	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount

Net income	$268,387
Less: Cumulative preferred stock dividends	(213,898)

Basic earnings per share
Net income attributable to common shareholders	54,489	7,320,328	$0.01

Effect of dilutive securities
Stock options		97,227

Diluted earnings per share
Income attributable to common stockholders	$54,489	7,417,555	$0.01

All potentially dilutive securities include:

	Three Months Ended Septemer 30,		Nine Months Ended September 30,
	2012	2011	2012	2011

Convertible preferred stock	1,816,289	1,816,289	1,816,289	1,816,289
Warrants to purchase common stock	276,521	429,298	276,521	429,298
Options to purchase common stock	642,401	266,458	642,401	701,963

Total potentially dilutive securities	2,735,211	2,512,045	2,735,211	2,947,550

ACQUISITION OF ILLUME MOBILE (ILLUME MOBILE)	9 Months Ended
Sep. 30, 2012
ILLUME MOBILE
Business Acquisition [Line Items]
ACQUISITION OF ILLUME MOBILE
NOTE 4 – ACQUISITION OF ILLUME MOBILE

On July 31, 2012 (“Illume Closing Date”), the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc.  Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”), based in Tulsa, Oklahoma.  Founded in 1996, Illume Mobile is a mobile business solutions provider that serves mobile products and platforms.  Illume Mobile’s initial core business is the development and integration of business applications for mobile environments.

In consideration for the business of Illume Mobile, the Company paid $1,000,000, of which $250,000 was paid in cash and $750,000 was paid in the form of 617,284 shares of the Company’s common stock.  The number of shares issued was based on the volume weighted-average closing price of the Company’s common stock of $1.215 per share over the twenty trading days prior to the Illume Closing Date.  The closing price of the Company’s common stock on the day of the Illume Closing was $1.13 per share.  Accordingly, the Company has valued the shares issued in conjunction with the acquisition at $697,531.

Pursuant to the Asset Purchase Agreement, the Company may be required to make an additional payment (“Earn Out Payment”) to the Seller of up to $500,000 of which 50% will be paid in cash, and 50% will be paid in shares of the common stock of the Company.  The value of the shares will be based on the closing price of the Company’s common stock on the one year anniversary of the Illume Closing Date.  The Earn Out Payment will be paid within 30 days of the one year anniversary of the Closing Date.  Closing costs and associated expenses totaled approximately $140,000.  The Company paid Sigma Capital Advisors a fee of $45,000 for services provided in connection with the Asset Purchase Agreement.  The transaction was accounted for using the purchase method of accounting and the operating results for Illume Mobile have been consolidated into the Company’s results of operations beginning on August 1, 2012.

The purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values on the acquisition date.  The following table summarizes the fair value of the Illume Mobile assets acquired and liabilities assumed at July 31, 2012:

Assets acquired:
Accounts receivable	$16,270
Other current assets	14,886
Property and equipment	25,592
Intangible assets	630,000
Goodwill	443,801
Total assets	1,130,549

Liabilities assumed:
Accounts payable and other accrued liabilities	38,838
Unearned revenue	36,971
Total liabilities assumed	75,809
Net assets acquired	$1,054,740

Purchase consideration:
Cash paid at closing	$250,000
Shares issued at closing	697,531
Earn out consideration	107,209
Total purchase consideration	$1,054,740

Under the Asset Purchase Agreement, the Earn Out Payment will be computed as follows:

(a)  If Net Revenue (as defined in the Purchase Agreement) attributable to Illume Mobile, during the one year period commencing on the Illume Closing Date is $1,500,000 or less, the Earn Out Payment will be $0.

(b)  If Net Revenue (as defined in the Purchase Agreement) is greater than $1,500,000 but less than $2,000,000, the Earn Out Payment will be $100,000.

(c)  If Net Revenue (as defined in the Purchase Agreement) is at least $2,000,000 but less than $3,000,000, the Earn Out Payment will be equal to the sum of (i) $100,000 plus (ii) 40% of the excess of the Net Revenue amount over $2,000,000.

(d) If Net Revenue (as defined in the Purchase Agreement) is $3,000,000 or more, the Earn Out Payment will be $500,000.

The Earn Out Payment amount was recorded as additional purchase price consideration and the fair value was estimated by using a probability weighting of achieving various future revenue results simulation model to calculate the present value of the earn out and determine the probability of reaching the earn out milestones.

The present value of the total earn out amount was calculated using a discount rate of 21.0%.  The discount rate was determined based on an estimated venture capital rate of return.  The fair value of the Earn Out Payment was calculated to be approximately $107,000 and is recorded as accrued earn out consideration in the Company’s unaudited condensed consolidated balance sheet as of September 30, 2012.

The fair value of the intangible assets acquired at July 31, 2012, and the estimated useful lives over which they are being amortized are:

	Fair Value	Estimated Useful life

Software	$310,000	3.5 years
Customer relationships	100,000	3 years
Trade name	130,000	3 years
Covenant not to compete	90,000	2 years

	$630,000

Amortization of proprietary software is calculated as the greater of the proportional revenue approach or the straight-line approach.  Amortization of customer relationships and trade names are calculated on the discounted cash flow methodology to more properly reflect the greater useful life of the assets in the early years and the covenant not to compete is amortized on a straight-line basis.

The transaction resulted in a purchase price residual at the Illume Closing Date of approximately $434,000 for goodwill, representing the financial, strategic and operational value of the transaction to DecisionPoint.  Goodwill is attributed to the premium that the Company was willing to pay to obtain the value of the Illume Mobile business and the synergies created with the integration of key components of a commercial infrastructure.  The total amount of the goodwill acquired is deductible for tax purposes.

See Pro Forma financial information under Note 5.

ACQUISITION OF APEX (APEX)	9 Months Ended
Sep. 30, 2012
APEX
Business Acquisition [Line Items]
ACQUISITION OF CMAC
NOTE 5– ACQUISITION OF APEX

On June 4, 2012 (“Closing Date”), pursuant to a Stock Purchase Agreement (“Purchase Agreement”), the Company acquired all of the issued and outstanding shares of Apex, a corporation organized under the laws of the Province of Ontario, Canada.  Apex is a provider of wireless mobile work force software solutions.  Its suite of products utilizes the latest technologies to empower the mobile worker in many areas including merchandising, sales and delivery; field service; logistics and transportation; and, warehouse management.  Its clients are North American companies that are household names whose products and services are used daily to feed, transport, entertain and care for people throughout the world.

In consideration for the shares of Apex, the Company paid CDN$5,000,000 (US$4,801,000 at the Closing Date) (“Closing Amount”) in cash.  The Company could pay up to an undiscounted amount of CDN$3,500,000 (US$3,360,700 at the Closing Date) in consideration  for Apex achieving certain levels of adjusted earnings before interest, depreciation, taxes and amortization (“EBITDA”) in the period ended July 2013.  Closing costs and associated expenses either previously paid, payable in cash or recorded as deferred financing costs after the Closing Date total approximately $2.2 million, which includes the issuance of 325,000 shares of the Company’s common stock (Note 9). The shares were valued at $341,250 based on the market price of $1.05 per share on the Closing Date.  Of the total amount, approximately $190,000, was reflected as deferred financing costs and the remainder was reflected as a charge to selling, general and administrative expenses in the historical financial statements of the Company as follows: 1) fourth quarter ended December 31, 2011: $46,000; 2) first quarter ended March 31, 2012: $351,000: 3) second quarter ended June 30, 2012: $1,213,000; and 4) third quarter ended September 30, 2012: $380,000  The transaction was accounted for using the purchase method of accounting and the operating results for Apex have been consolidated into the Company’s results of operations beginning on June 5, 2012. The Company funded the purchase of Apex through borrowings as further explained below.

The purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values on the acquisition date.  The following table summarizes the fair value of the Apex assets acquired and liabilities assumed at June 4, 2012:

Assets acquired:
Accounts receivable	$242,992
Due from related party	411,926
Other current assets	63,456
Property and equipment	29,780
Intangible assets	4,465,890
Goodwill	2,448,969
Total assets	7,663,013

Liabilities assumed:
Accounts payable and other accrued liabilities	194,721
Unearned revenue	297,518
Deferred tax liability	1,183,927
Total liabilities assumed	1,676,166
Net assets acquired	$5,986,847

Purchase consideration:
Cash paid at closing	$4,801,000
Earn out consideration	1,185,847
Total purchase consideration	$5,986,847

Under the Purchase Agreement, the following post-closing adjustments will be made:

(a)
if the Closing Working Capital as defined in the Purchase Agreement as shown on the closing date balance sheet: (i) is less than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be reduced on a dollar for dollar basis by the amount of the shortfall; (ii) is greater than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be increased on a dollar for dollar basis by the amount of such excess; and (iii) is equal to than CDN$200,000 (US$192,000 at the Closing Date), there shall be no adjustment to the Closing Amount as a result of this provision; and

(b)
the Closing Amount shall be reduced on a dollar for dollar basis by the amount of any liabilities of Apex on the Closing Date as shown on the closing date balance sheet, including any taxes payable and indebtedness of Apex (other than the executory obligations under contracts and all accounts payable and accrued liabilities of Apex incurred in the ordinary course of business) and excluding any liabilities otherwise adjusted pursuant to (a) above.

Pursuant to the above, a working capital adjustment of approximately $412,000 was recorded at the Closing Date.  In July of 2012, pursuant to the above arrangement, the Closing Working Capital was audited and resulted in an adjustment of $76,414. The total due from the prior shareholder is reflected on the accompanying unaudited condensed consolidated balance sheet as due from related party. The adjustment of $76,414 is reflected as a reduction to goodwill in Note 6 below.

In addition, if EBITDA of Apex for the twelve months ending July 31, 2013 (“2013 EBITDA”), is equal to or less than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay the former shareholders an amount equal to the product of the 2013 EBITDA multiplied by four less $4,801,000 (“2013 EBITDA Basic Earn Out Amount”), up to a maximum of CDN$3,000,000 (US$2,881,000 at the Closing Date).  An amount equal to 22.22% of the 2013 EBITDA Basic Earn Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note (“Note”).

Under the terms of the Note, Apex will pay the principal sum due on the Note in eight quarterly payments beginning on January 31, 2014 (“Installment Dates”).  Interest from and after August 1, 2013, shall be paid in arrears on the last day of each calendar quarter commencing on January 31, 2014.  The interest rate shall be determined as follows:

•	9% per annum, calculated and compounded quarterly before November 1, 2014; and

•	11% per annum, calculated and compounded quarterly after October 31, 2014;

•
except, however, that, if, during the term of the Note, the Company raises Net Equity Capital (as defined  in the Note) in an amount greater than CDN$5,000,000 and this Note is not repaid in full within 30 days from the date that the Company receives such Net Equity Capital, the interest rate otherwise provided in the Note shall be 15% per annum from the end of such 30-day period to the first anniversary thereof and 20% per annum thereafter to the date of payment in full.

The Note is convertible, only on each Installment Date, at the option of the Note holder, into shares of the Company’s common stock at a conversion price that is equal to the greater of the market price of the Company’s common stock on the day prior to the conversion, or $1.00.  The shares issuable under the Note will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount (the “2013 EBITDA Additional Earn Out Amount”) by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date).  The 2013 EBITDA Additional Earn Out shall be paid by the issuance of shares of the Company’s common stock.  The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company’s common stock in the month of July 2013.  The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.

The obligations of Apex under the Purchase Agreement are guaranteed by the Company.

The 2013 EBITDA Basic Earn Out Amount and 2013 EBITDA Additional Earn Out Amount was recorded as additional purchase price consideration and the fair value was estimated by using a Monte Carlo simulation model to calculate the present value of the earn out and determine the probability of reaching the earn out milestones.  The Company simulated the EBITDA in the earn out periods by varying the following inputs:

•	Revenue – Earn out period revenue was simulated based on management’s projected revenue and a standard deviation based on revenue variance shown throughout management’s 2012 - 2014 projections.

•
Cost of goods sold (“COGS”) margin – Earn out period COGS margin was simulated based on management’s projected margin and a standard deviation based on COGS margin variance shown throughout management’s 2012 - 2014 projections.

•
General and administrative expenses (“G&A”) – Earn out period G&A expense was simulated based on management’s projected G&A expense and a standard deviation based on G&A expenses variance shown throughout management’s 2012 - 2014 projections.

Once the EBITDA was simulated in the earn out period, the Company then determined the amount of the 2013 EBITDA Basic Earn Out and the 2013 EBITDA Additional Earn Out that was achieved.

The present value of the total earn out amount was calculated using a discount rate of 19.7%.  The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the earn out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.  The fair value of the 2013 EBITDA Basic Earn Out Amount and 2013 EBITDA Additional Earn Out Amount was calculated to be approximately CDN$1,076,000 (US$1,033,000 at the Closing Date).  At the balance sheet current translation rate, approximately $1,094,000 is recorded in accrued earn out consideration in the Company’s unaudited condensed consolidated balance sheet as of September 30, 2012.

As part of the Purchase Agreement, the Company is obligated to pay bonus consideration to the CEO of Apex. Such bonus is considered additional contingent purchase consideration as the Company is obligated to pay the bonus regardless of whether or not the CEO’s employment is retained.  The fair value of the bonus was calculated to be approximately CDN$160,000 (US$153,000 at the Closing Date).  At the current balance sheet translation rate, approximately $162,000 is recorded in accrued earn out consideration in the Company’s unaudited condensed consolidated balance sheet as of September 30, 2012. See further discussion regarding the terms and provisions of the agreement at Note 12.

The fair value of the intangible assets acquired at June 4, 2012, and the estimated useful lives over which they are being amortized are:

	Fair Value	Estimated Useful Life

Customer relationships	$1,536,320	9 years
ApexWare software	2,483,077	3.5 years
Trade name	432,090	7 years
Covenant not to compete	14,403	1 year

	$4,465,890

Amortization of ApexWare software is calculated as the greater of the proportional revenue approach or the straight-line approach.  Amortization of customer relationships and trade names are calculated on the discounted cash flow methodology to more properly reflect the greater useful life of the assets in the early years and the covenant not to compete is amortized on a straight-line basis.

The transaction resulted in a purchase price residual at the Closing Date of approximately $2,449,000 for goodwill, representing the financial, strategic and operational value of the transaction to DecisionPoint.  Goodwill is attributed to the premium that the Company was willing to pay to obtain the value of the Apex business and the synergies created with the integration of key components of a commercial infrastructure.  The total amount of the goodwill acquired is not deductible for tax purposes.

On June 4, 2012, Apex entered into a Credit Agreement (“RBC Credit Agreement”) with Royal Bank of Canada (“RBC”), pursuant to which RBC made available certain credit facilities in the aggregate amount of up to CDN$2,750,000 (US$2,641,000 at the Closing date), including a revolving demand facility with an authorized limit of CDN$200,000 (US$192,000 at the Closing Date) (Note 7).  In addition, Apex entered into a Loan Agreement (”BDC Loan Agreement”) with BDC Capital Inc. (“BDC”), a wholly-owned subsidiary of Business Development Bank of Canada, pursuant to which  BDC made available to Apex a term credit facility (“BDC Credit Facility”) in the aggregate amount of CDN$1,700,000 (US$1,632,000 at the Closing Date) (Note 7). Further, the Company drew amounts under its line of credit with SVB (Note 7) to fund the remainder of the cash purchase price.

Pro Forma Financial Information:

The following summarizes the Company’s unaudited combined results of operations for the three and nine months ended September 30, 2012 and 2011 that includes Apex and Illume Mobile (000’s except per share data):

	Three Months ended September 30,		Nine Months ended September 30,
	2012	2011	2012	2011

Net revenues	$18,669	$17,258	$56,346	$44,867
Net loss attributable to common shareholders	$(1,446)	$(706)	$(5,312)	$(7,539)

Net loss per share - basic and fully-diluted	$(0.18)	$(0.08)	$(0.69)	$(1.17)

Included in the pro forma combined results of operations are the following adjustments for Apex: (i) amortization of intangible assets for the three months ended September 30, 2012 and 2011 of $0 and $352,000, respectively, and for the nine months ended September 30, 2012 and 2011 of $572,000 and $1,056,000, respectively and (ii) a net increase in interest expense for the three months ended September 30, 2012 and 2011 of $0 and $179,000, respectively, and for the nine months ended September 30, 2012 and 2011 of $291,000 and $537,000, respectively.  Included in the pro forma combined results of operations are the following adjustments for Illume Mobile: (i) amortization of intangible assets for the three months ended September 30, 2012 and 2011 of $18,000 and $53,000, respectively, and for the nine months ended September 30, 2012 and 2011 of $125,000 and $160,000, respectively.  Net loss per share assumes the 325,000 shares issued in connection with the Apex acquisition and the 617,284 shares issued in connection with the Illume Mobile acquisition are outstanding for each period presented (see discussion at Note 9).

The unaudited pro forma financial information is not intended to represent or be indicative of the Company’s consolidated results of operations that would have been reported had the Apex and Illume Mobile acquisitions been completed as of the beginning of the period presented, nor should it be taken as indicative of the Company’s future consolidated results of operations.

ACQUISITION OF CMAC (CMAC)	12 Months Ended
Dec. 31, 2011
CMAC
Business Acquisition [Line Items]
ACQUISITION OF CMAC
NOTE 3 – ACQUISITION OF CMAC

On December 31, 2010, pursuant to a Stock Purchase Agreement (the “Purchase Agreement”), the Company acquired all of the issued and outstanding shares of CMAC, a logistics consulting and systems integration provider focused on delivering operational and technical supply chain solutions, headquartered in Alpharetta, Georgia.  CMAC offers complementary professional services in similar markets as DecisionPoint, and as such, the acquisition is expected to provide more professional services and software revenue to the Company, consistent with the Company’s long term plan.  In addition, CMAC's strong presence in the southeast expands DecisionPoint’s presence in this important and growing region of the United States.

The purchase price of $3,150,000 consisted of $2,205,000 in cash and 452,097 unregistered shares of the Company's common stock, valued at $945,000.  The shares were issued on December 31, 2010, and the cash portion of the purchase price is included in accrued expenses and other current liabilities on the accompanying consolidated balance sheet as of December 31, 2010.  The cash was transferred on January 3, 2011.  The transaction was accounted for using the purchase method of accounting and the operating results for CMAC have been consolidated into the Company’s results of operations beginning on January 1, 2011. The Company acquired gross accounts receivable of $1,651,845 with an allowance for doubtful accounts of $30,000 resulting in a fair value of $1,621,845.

The purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair market values on the acquisition date.  The following table summarizes the fair value of the CMAC assets acquired and liabilities assumed:

Cash	$185,865
Accounts receivable	1,621,845
Intangible assets	2,729,000
Goodwill	648,201
Other assets	101,157

Total assets	5,286,068

Accounts payable and other liabilities	(2,136,068)
$3,150,000

The fair value of the intangible assets and the estimated useful lives over which they are being amortized are:

	Fair Value	Estimated Useful life

Customer relationships	$1,670,000	9 years
Contractor and resume databases	675,000	5 years
Tradename	310,000	5 years
Internal use software	74,000	2 years

	$2,729,000

The transaction resulted in a purchase price allocation of $648,201 to goodwill, representing the financial, strategic and operational value of the transaction to DecisionPoint.  Goodwill is attributed to the premium that the Company was willing to pay to obtain the value of the CMAC business and the synergies created with the integration of key components of a commercial infrastructure.  The total amount of the goodwill acquired is deductible for tax purposes.

Pro Forma Financial Information:

The following table summarizes the Company’s unaudited consolidated results of operations for the year ended December 31, 2010 as if the CMAC acquisition had occurred on January 1, 2010 (000’s except per share data):

Net sales	$66,492
Net loss	$(2,260)

Net loss per share - basic and diluted	$(0.58)

Included in the pro forma consolidated results of operations for the year ended December 31, 2010 are the following significant items: (i) amortization of intangible assets of $579,000 (ii) depreciation of fixed assets acquired of $19,000 and (iii) a net decrease in interest expense of $105,000.

The unaudited pro forma financial information is not intended to represent or be indicative of the Company’s consolidated results of operations that would have been reported had the CMAC acquisition been completed as of the beginning of the period presented, nor should it be taken as indicative of the Company’s future consolidated results of operations.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following at:

	December 31,
	2011	2010

Computer equipment	$144,917	$199,192
Office furniture and fixtures	84,097	87,018
Leasehold improvements	44,184	27,749
Total property and equipment	273,198	313,959

Less accumulated depreciation and amortization	(174,264)	(213,889)

Property and equipment, net	$98,934	$100,070

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2011 and 2010, totaled $45,327 and $31,702, respectively.

GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
NOTE 6 – GOODWILL AND INTANGIBLE ASSETS

The following summarizes the transactions effecting goodwill through September 30, 2012:

Balance at January 1, 2012	$5,538,466
Acquisition of Apex in June	2,448,969
Adjustment to Apex goodwill	37,485
Effect of currency translation on Apex	148,046
Acquisition of Illume Mobile on July 31	443,801
Balance at September 30, 2012	$8,616,767

As of September 30, 2012 and December 31, 2011, the Company’s intangible assets and accumulated amortization consist of the following:

	September 30, 2012
		Accumulated
	Gross	Amortization	Net

Customer relationships	$3,397,536	$(721,840)	$2,675,696
Contractor and resume databases	675,000	(236,250)	438,750
Tradename	897,745	(159,765)	737,980
Software	3,014,505	(329,465)	2,685,040
Covenant not to compete	105,258	(16,308)	88,950

	$8,090,044	$(1,463,628)	$6,626,416

	December 31, 2011
		Accumulated
	Gross	Amortization	Net

Customer relationships	$1,670,000	$(279,000)	$1,391,000
Contractor and resume databases	675,000	(135,000)	540,000
Tradename	310,000	(64,000)	246,000
Software	74,000	(37,000)	37,000

	$2,729,000	$(515,000)	$2,214,000

The effect of foreign currency translation on the goodwill and intangible assets for the nine months ended September 30, 2012 is approximately $148,000 and 261,000, respectively.

NOTE 5 – GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

Balance as of January 1, 2010	$4,860,663
Acquisition of CMAC	648,201

Balance as of December 31, 2010	5,508,864
Adjustment to goodwill related to CMAC	29,602

Balance as of December 31, 2011	$5,538,466

As of December 31, 2011 and 2010, respectively, the Company’s intangible assets and accumulated amortization consist of the following:

	2011
		Accumulated
	Gross	Amortization	Net

Customer relationships	$1,670,000	$279,000	$1,391,000
Contractor and resume databases	675,000	135,000	540,000
Tradename	310,000	64,000	246,000
Internal use software	74,000	37,000	37,000

	$2,729,000	$515,000	$2,214,000

	2010
		Accumulated
	Gross	Amortization	Net

Customer relationships	$1,670,000	$-	$1,670,000
Contractor and resume databases	675,000	-	675,000
Tradename	310,000	-	310,000
Internal use software	74,000	-	74,000

	$2,729,000	$-	$2,729,000

The intangible assets were purchased on December 31, 2010, and therefore, no amortization expense was recorded for the year ended December 31, 2010.  Amortization is calculated over the estimated useful lives of the assets on a straight line basis for internal use software and contractor and resume databases, and on an accelerated basis for customer relationships and trade name.

Based on the current amount of intangibles subject to amortization, estimated amortization expense in the next five years and thereafter, is as follows:

Year	Amount

2012	$620,000
2013	563,000
2014	454,000
2015	356,000
2016	109,000
Thereafter	112,000

Total	$2,214,000

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 6 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2010

Salaries and benefits	$1,633,111	$1,364,636
Accrued purchase price for CMAC acquisition	-	2,205,000
Interest payable	58,479	111,881
Professional fees	80,490	69,788
Vendor purchases	300,834	749,852
Sales tax payable	229,565	176,744
Other fees and expenses	111,809	203,915

Total accrued expenses and other current liabilities	$2,414,288	$4,881,816

LINE OF CREDIT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Line Of Credit Facility [Abstract]
LINES OF CREDIT
 NOTE 7 – LINES OF CREDIT

The Company has a $10.0 million revolving line of credit with Silicon Valley Bank (“SVB”) which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (“SVB Loan Agreement”).  Under the SVB Loan Agreement as amended, SVB has also provided the Company with a term loan as discussed at Note 8.  The SVB Loan Agreement is secured by substantially all the assets of the Company and matures in February 2013.  As of September 30, 2012, the outstanding balance on the line of credit is approximately $4.6 million and the interest rate is 7.5%.  The line of credit has a certain financial covenant and other non-financial covenants.  As of September 30, 2012, the Company was in compliance with these covenants.

 Availability under the line of credit was approximately $2.7 million as of September 30, 2012.  The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement.  No letters of credit were outstanding as of September 30, 2012 or December 31, 2011.

Under the RBC Credit Agreement, the revolving demand facility allows for borrowings up to CDN$200,000 based upon eligible accounts receivable.  Interest is based on the Royal Bank Prime (“RBP”) plus 1.5% and is payable on demand.  As of September 30, 2012, the outstanding balance on the line of credit was $167,000 and the interest rate is 4.5%.  The RBC Credit Agreement is secured by the assets of Apex.  The revolving demand facility has certain financial covenants and other non-financial covenants.  As of September 30, 2012, Apex was not in compliance with these covenants. RBC has indicated it is in process of providing a waiver for the covenant violations at September 30, 2012.

For the nine months ended September 30, 2012 and 2011, the Company’s interest expense for the lines of credit, including amortization of deferred financing costs, was approximately $251,000 and $289,000, respectively.

RBC and SVB entered into a subordination agreement, pursuant to which RBC agreed to subordinate any security interest in assets of the Company granted in connection with the RBC Credit Agreement to SVB’s security interest in assets of the Company.

Under the RBC Credit Agreement, the lender provided Apex with a term loan as discussed at Note 8.

NOTE 7 – LINE OF CREDIT

The Company has a $10.0 million line of credit which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (the “Loan Agreement”).  Under the Loan Agreement as amended, the lender has also provided the Company with a term loan as discussed at Note 8.  The Loan Agreement is secured by substantially all the assets of the Company and had an original maturity date of February 15, 2013.  As of March 31, 2011 and June 30, 2011, the Company was not in compliance with the fixed charge ratio covenant in the Loan Agreement and the lender issued a waiver in regards to the non-compliance with such covenant for an additional charge of $62,500 plus legal fees of approximately $15,000, payable immediately.  Such amounts have been reflected as additional interest expense in the consolidated statements of operations for the year ended December 31, 2011.  On May 20, 2011, pursuant to a Consent and Amendment to Loan and Security Agreement (the “Amendment”), the Loan Agreement was amended to accelerate the maturity date to April 30, 2012.

On September 27, 2011, pursuant to a Limited Waiver and Amendment to Loan and Security Agreement, the Loan Agreement was amended and certain covenants were replaced or modified resulting in the Company being in full compliance at December 31, 2011.  In addition, the maturity date was extended to February 28, 2013.

As of December 31, 2011 and 2010 the outstanding balance on the line of credit was approximately $4.0 million and $4.4 million, respectively, and the interest rate was 7.5%.  The line of credit has a certain financial covenant and other non-financial covenants.  The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement.  No letters of credit were outstanding as of December 31, 2011 and 2010.  Availability under the line of credit based on qualified collateral was $5.0 million as of December 31, 2011.

For the years ended December 31, 2011 and 2010, the Company’s interest expense, including fees paid to secure lines of credit, totaled approximately $357,000 and $370,000, respectively.

TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt, Unclassified [Abstract]
TERM DEBT
NOTE 8 – TERM DEBT

Term debt as of September 30, 2012, consists of the following:

				Amortization	Effect of
	Balance			of Note	Currency	Balance
	January 1, 2012	Additions	Payments	Discount	Translation	September 30, 2012
RBC term loan	$-	$2,400,500	$(211,750)	$-	$142,355	$2,331,105

BDC term loan	-	1,632,340	-	-	96,917	1,729,257

SVB term loan	2,000,000	-	(750,000)	-	-	1,250,000
Note discount	(29,840)	-	-	19,184	-	(10,656)
SVB term loan, net	1,970,160	-	(750,000)	19,184	-	1,239,344

Total debt	$1,970,160	$4,032,840	$(961,750)	$19,184	$239,272	5,299,706

Less current portion						(1,847,675)

Debt, net of current portion						$3,452,031

RBC Term Loan -- On June 4, 2012, Apex entered into the RBC Credit Agreement with RBC described in Notes 5 and 7, pursuant to which RBC made available certain credit facilities in the aggregate amount of up to CDN$2,750,000, including a term facility (“RBC Term Loan”) in the amount of CDN $2,500,000 (US$2,400,500 at the Closing Date).  The RBC Term Loan accrues interest at RBP plus 4% (7% at September 30, 2012).  Principal and interest is payable over a three year period at a fixed principal amount of CDN $69,444 a month beginning in July 2012 and continuing through June 2015.  Apex paid approximately $120,000 in financing costs, which has been recorded as deferred financing costs in the accompanying unaudited condensed consolidated balance sheet as of September 30, 2012, and is being amortized to interest expense over the term of the loan.

In addition, the RBC Term Loan calls for mandatory repayments based on 20% of Apex’s free cash flow as defined in the RBC Credit Agreement, before discretionary bonuses based on the annual year end audited financial statements of Apex, beginning with the fiscal year ended December 31, 2012, and payable within 30 days of the delivery of the annual audited financial statements, and continuing every six months through December 31, 2014.  This amount is estimated to be $80,000 and is included in the current portion of debt on the accompanying unaudited condensed consolidated balance sheets.

The RBC Term Loan has certain financial covenants and other non-financial covenants.  As of September 30, 2012, Apex was not in compliance with these covenants.  RBC has indicated it is in process of providing a waiver for the covenant violations at September 30, 2012.

BDC Term Loan -- On June 4, 2012, Apex also entered into the BDC Loan Agreement as described in Note 5, pursuant to which BDC made available to Apex a term credit facility (“BDC Term Loan”) in the aggregate amount of CDN $1,700,000 (USD $1,632,340 at the Closing Date).  The BDC Term Loan accrues interest at the rate of 12% per annum, and matures on June 23, 2016, with an available one year extension for a fee of 2%, payable at the time of extension.  In addition to the interest payable, consecutive quarterly payments of CDN$20,000 as additional interest are due beginning on June 23, 2012, and subject to compliance with bank covenants, Apex will make a mandatory annual principal payment in the form of a cash flow sweep which will be equal to 50% of the Excess Available Funds (as defined by the BDC Loan Agreement) before discretionary bonuses based on the annual year end audited financial statements of Apex.  The maximum annual cash flow sweep in any year will be CDN$425,000.  As of September 30, 2012, the Company estimates that the cash sweep will be approximately $20,000 and as such, this amount is included in the current portion of debt on the accompanying unaudited condensed consolidated balance sheets.  Such payments will be applied to reduce the outstanding principal payment due on the maturity date.  In the event that Apex’s annual audited financial statements are not received within 120 days of its fiscal year end, the full CDN$425,000 becomes due and payable on the next payment date.  Apex paid approximately $70,000 in financing costs which has been recorded as deferred financing costs in the accompanying unaudited condensed consolidated balance sheet as of September 30, 2012, and is being amortized to interest expense over the term of the loan.

The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:

(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or

(b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,

In the event of (a) or (b) above, Apex will pay to the BDC a bonus in an amount equal to 2% of the aggregate value of Apex and the Company determined as at the closing date of such transaction, which bonus shall become due and payable at the time of the closing of such transaction. Notwithstanding any prepayment of the BDC Term Loan, the bonus and Apex’s obligation to pay same to the BDC will remain in full force and effect until the maturity date or any amended or extended maturity date agreed by the BDC such that in the event of any sale, initial public offering or similar transaction, Apex’s obligation to pay the bonus amount to the BDC will survive such prepayment.

In connection with the BDC Loan Agreement, the RBC Credit Agreement, and the Purchase Agreement, on June 4, 2012, the Company entered into a consent and waiver agreement (“Consent and Waiver”) with Sigma Opportunity Fund II, LLC (“Sigma Opportunity Fund”), Sigma Capital Advisors (“Sigma Advisors”), and Donald W. Rowley (the Company’s former Chief Financial Officer) (Note 9).  On October 3, 2012, the parties entered into an amended consent and waiver agreement (“Amended Consent and Waiver Agreement”) (Note 14).

SVB Term Loan - On December 31, 2010, pursuant to an Assumption and Amendment to Loan and Security Agreement ("Amended SVB Loan Agreement"), the Company borrowed $3.0 million from Silicon Valley Bank (“SVB”).  The SVB Term Loan was due in 36 equal monthly installments of principal plus interest beginning on February 1, 2011.  On May 20, 2011, pursuant to a Consent and Amendment to Loan and Security Agreement (“Amendment”), the maturity date was amended to April 30, 2012, with the remaining principal due on that date to be paid as a balloon payment.  See below for amendment on September 27, 2011.  The principal amount outstanding under the Term Loan accrues interest at a fixed rate equal to 9% per annum.  In addition, a final payment equal to 2% of the aggregate amount of the Term Loan is due on the earlier of the maturity date or the date the Term Loan is prepaid.  This final payment of $60,000 has been recorded as a discount to the SVB Term Loan, which is being amortized to interest expense through December 2013, using the effective interest method.

The SVB Term Loan is secured by substantially all of the assets of the Company except for the assets of Apex.  The Amended SVB Loan Agreement includes various customary covenants, limitations and events of default.  Pursuant to the Amendment, the Company was, among other requirements, to maintain a minimum fixed charge ratio increasing from at least 1.10 to 1.00 in the first quarter of 2011.  This requirement was amended to a fixed charge ratio at least 1.75 to 1.00 over the life of the Term Loan.  The Amended SVB Loan Agreement also maintains certain additional affirmative and negative covenants, including minimum tangible net worth and limitations on incurring additional indebtedness.  As of September 30, 2012, the Company was in compliance with all of its covenants.

On September 27, 2011, pursuant to a Limited Waiver and Amendment to Loan and Security Agreement, the Loan Agreement was amended and certain covenants were replaced or modified resulting in the Company being in full compliance at September 30, 2011.  In addition, the maturity date was extended to the earlier of the maturity of the line of credit (see Note 7) or December 1, 2013, the original maturity of the SVB Term Loan and the principal is due in equal installments with no balloon payment.

For the nine months ended September 30, 2012 and 2011, the Company’s interest expense on the term debt, including amortization of deferred financing costs, was approximately $331,000 and $465,000, respectively.

NOTE 8 – LONG TERM DEBT

Long term debt as of December 31, 2011 and 2010, consists of the following:

	Balance		Note		Amortization of Note	Conversion	Balance
	January 1, 2011	Additions	Discount	Payments	Discount	to equity	December 31, 2011

Term loan	$3,000,000	$-	$-	$(1,000,000)	$-	$-	$2,000,000
Note discount	(60,000)				30,160		(29,840)
Bank term loan, net	2,940,000	-	-	(1,000,000)	30,160	-	1,970,160

Senior subordinated secured note	-	4,000,000	-	-	-	(4,000,000)	-

Total debt	$2,940,000	$4,000,000	$-	$(1,000,000)	$30,160	$(4,000,000)	1,970,160

Less current portion							(1,000,000)

Debt, net of current portion							$970,160

	Balance		Note		Amortization of Note	Conversion	Balance
	January 1, 2010	Additions	Discount	Payments	Discount	to equity	December 31, 2010

Term loan	$-	$3,000,000	$-	$-	$-	$-	$3,000,000
Note discount	-	-	(60,000)	-	-	-	(60,000)
Bank term loan, net	-	3,000,000	(60,000)	-	-	-	2,940,000

Bridge notes	210,000	-	-	(210,000)	-	-	-

Subordinated convertible debt - June 2009	250,000	-	-	(125,000)		(125,000)	-
Note discount	(114,583)	-	-	-	114,583	-	-
Subordinated debt, net	135,417	-	-	-	-	-	-

Senior subordinated notes	2,500,000	-	-	(2,500,000)	-	-	-
Note discount	(361,726)	-	-	-	361,726	-	-
Senior subordinated notes, net	2,138,274	-	-	-	-	-	-

Total debt	$2,483,691	$3,000,000	$(60,000)	$(2,835,000)	$476,309	$(125,000)	2,940,000

Less current portion							(1,000,000)

Debt, net of current portion							$1,940,000

The Company’s debt is recorded at par value adjusted for any unamortized discounts.  Discounts and costs directly related to the issuance of debt are capitalized and amortized over the life of the debt using the effective interest rate method and is recorded in interest expense in the accompanying consolidated statements of operations.  Unamortized deferred financing costs of approximately $89,500 and $91,900, are included in other assets in the accompanying consolidated balance sheets as of December 31, 2011 and December 31, 2010, respectively.

Term Loan - On December 31, 2010, pursuant to an Assumption and Amendment to Loan and Security Agreement (the "Loan Agreement"), the Company borrowed $3.0 million from a principal lender (the “Term Loan”).  The Term Loan was due in 36 equal monthly installments of principal plus interest beginning on February 1, 2011.  On May 20, 2011, pursuant to a Consent and Amendment to Loan and Security Agreement (the “Amendment”), the maturity date was amended to April 30, 2012, with the remaining principal due on that date to be paid as a balloon payment.  See below for amendment on September 27, 2011.  The principal amount outstanding under the Term Loan accrues interest at a fixed rate equal to 9% per annum.  In addition, a final payment equal to 2% of the aggregate amount of the Term Loan is due on the earlier of the maturity date or the date the Term Loan is prepaid.  This final payment of $60,000 has been recorded as a discount to the Term Loan, which is being amortized to interest expense through December 2013, using the effective interest method.

The Term Loan is secured by substantially all of the assets of the Company.  The Loan Agreement includes various customary covenants, limitations and events of default.  Pursuant to the Amendment, the Company was, among other requirements, to maintain a minimum fixed charge ratio increasing from at least 1.10 to 1.00 in the first quarter of 2011.  This requirement was amended to a fixed charge ratio at least 1.75 to 1.00 over the life of the Term Loan.  The Loan Agreement also maintains certain additional affirmative and negative covenants, including minimum tangible net worth and limitations on incurring additional indebtedness.  As discussed in Note 7, as of March 31, 2011 and June 30, 2011, the Company was not in compliance with the fixed charge ratio covenant in the agreement.  On May 20, 2011, the lender issued a waiver in regards to the non-compliance with such covenant amended the Loan Agreement for an additional charge of $62,500 plus legal fees of approximately $15,000.

On September 27, 2011, pursuant to a Limited Waiver and Amendment to Loan and Security Agreement, the Loan Agreement was amended and certain covenants were replaced or modified resulting in the Company being in full compliance at September 30, 2011.  In addition, the maturity date was extended to the earlier of the maturity of the line of credit (see Note 7) or December 1, 2013, the original maturity of the Term Loan and the principal is due in equal installments with no balloon payment.

Senior Subordinated Secured Note - On May 18, 2011, the Company entered into a Note Purchase Agreement (the “Purchase Agreement”), pursuant to which the Company issued a $4,000,000 Senior Subordinated Secured Note (the “Note”).  Principal and interest at a rate of 12% was originally due and payable on August 31, 2011.  Pursuant to the Purchase Agreement, on June 15, 2011, the consummation date of the Merger, the maturity date of the Note was extended to May 31, 2012, and the interest rate was increased to 24% retroactive to the issuance date.  Total cash received under the Purchase Agreement was approximately $3,700,000, net of fees.  In conjunction with and as a condition of the Purchase Agreement, the Company and the Note holder entered into an advisory services agreement pursuant to which the Company paid $150,000 in cash on the effective date of the agreement and $80,000 in cash upon consummation of the Merger.  Upon the consummation of the Merger on June 15, 2011, the Company issued 25,000 common shares as settlement of the $80,000 cash payment.  The fair value of the common shares of $2.30 or $57,500 was recorded as equity, and the difference of $22,500 was included as a reduction in the loss on debt extinguishment as described below.

On June 30, 2011, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with the Note holder pursuant to which the Company issued 1,286,667 shares of its Series C Cumulative Convertible Preferred Stock (“Series C Preferred”) with a fair value of $3.73 per share, or $4,799,268, in exchange for the surrender and cancellation of the Note and payment of accrued interest of $117,333.  In connection with the Exchange Agreement, the Company also issued 505,000 shares of common stock on June 30, 2011, with a closing market price of $2.30 per share, or $1,161,500, for no additional consideration.  In addition, the Note holder received protective anti-dilution rights which entitles it to receive additional shares if at any time the Company is required, pursuant solely to the Merger Agreement as described Note 1, to issue additional shares of common stock to its shareholders as is necessary for the Note holder to maintain the same beneficial ownership percentage, on a fully diluted basis, as they had before any such additional shares were issued.  On September 30, 2011, pursuant to these protective anti-dilution rights, the Company issued 105,700 shares with a value of  $243,110.  The shares were valued at $2.30 per share, the closing price of the Company’s common stock on June 30, 2011.  The expense related to the issuance of the shares was recorded as a loss on debt extinguishment in the accompanying consolidated statements of operations for the year ended December 31, 2011.

Pursuant to the Exchange Agreement, the Company has a contingent obligation to issue up to a maximum of 500,000 shares of its common stock to the Note holder.  The contingency is dependent upon the receipt by the Company of payments on the note receivable and other receivable acquired pursuant to the Merger with Comamtech.  The Exchange Agreement defines certain thresholds for the amounts of these payments, the receipt of which would lower the number of common shares to be contingently issued on an incremental basis.  Based upon the probability that the threshold amount expected to be received would result in no additional shares being issued, the fair value per share is estimated to be $0.

In conjunction with the Exchange Agreement, the Company also entered into an agreement between the Company, the Note holder, and the Company’s Chief Financial Officer, (“CFO”).  Pursuant to this agreement, the Company issued 128,667 shares of Series C Preferred and 49,000 shares of common stock to the CFO as settlement of $400,000 of accrued expenses and $11,733 of accrued interest owed to the CFO.  In addition, the CFO was issued shares of common stock in an amount equal to an aggregate of ten percent (10%) of any additional shares of common stock issued to the Note holder as described above.  The Company expensed $23,920 for the issuance of an additional 10,400 common shares to the CFO.  The shares were valued at $2.30 per share, the closing price of the Company’s common stock on June 30, 2011.  The expense related to the issuance of the shares was recorded as a loss on debt extinguishment in the accompanying consolidated statements of operations for the year ended December 31, 2011.  In conjunction with Exchange Agreement the interest rate on the balance of the payable to the CFO was reduced to 12% per annum (See Note 15) until such time as the annual dividend rate on the Series C Preferred is increased to 12% and 20% per annum as defined, at which time the interest rate on the amount payable shall be increased to 16% and 25%, respectively.

The Exchange Agreement was accounted for as a debt extinguishment as the exchange was effected by issuance of common and preferred stock that did not represent the exercise of a conversion right contained in the terms of the debt at issuance.  The Company determined that the loss on exchange of debt was substantial by comparing the carrying value of the debt extinguished to the fair value of the consideration tendered, and recorded $2,665,157 as a loss on debt extinguishment.

The loss was the result of the difference between the fair value of the consideration given and the carrying value of the senior subordinated secured note extinguished, as follows:

Fair value of consideration tendered in extinguishment
Series C Preferred	$5,279,195
Common stock	1,331,700
Expense related to issuance of anti-dilution shares	267,030
Expenses related to senior subordinated secured note	396,298
7,274,223
Carrying value of debt extinguished
Senior subordinated secured note and related accrued interest	4,117,333
Related party accounts payable and accrued interest	411,733
Advisory services payable related to senior subordinated secured note	80,000
4,609,066

Total loss on extinguishment of debt	$2,665,157

Bridge Notes - In June 2007, the Company issued subordinated debt (“Bridge Notes”) totaling $1,000,000 to certain members of management and an outside Director. Concurrent with the completion of the Merger, $415,000 of principal was exchanged for 114,756 shares of Convertible Series A Preferred Stock.  The remaining Bridge Notes were fully paid in cash in 2010.

Subordinated Convertible Debt - June 2009 – Immediately following the completion of the Merger in June 2009, pursuant to a Securities Purchase Agreement, the Company issued a convertible subordinated debenture (the “Note”) with a face value of $250,000, net of an Original Issue Discount of 10% and issuance costs of $32,500 with net proceeds totaling $192,500.  During 2010, the holder converted $125,000 of the principal balance into 57,609 shares of the Company’s common stock.  The remaining $125,000 was paid in cash.

Senior Subordinated Notes - On December 16, 2009, the Company entered into a Securities Purchase Agreement (”Financing Agreement”) with four purchasers pursuant to which it issued $2,500,000 of non-convertible senior secured promissory notes (the “Notes”).  The Notes bear interest at a rate of 15% per annum and matured on May 31, 2011.  On December 31, 2010, in conjunction with the acquisition of CMAC and the Term Loan financing, the Company paid the remaining principal and interest on the Notes.  Prepayment penalties totaled approximately $125,000.  All unamortized deferred financing costs and note discounts were charged to interest expense at that time.

For years ended December 31, 2011 and 2010, the Company’s interest expense related to the above debt, including all extension and commitment fees, totaled $524,000 and $1,379,000, respectively. Amounts owed to related parties have been excluded and are included in Note 15 - Related Parties.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 9 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2011 and 2010 is as follows (all amounts are approximate):

	December 31,
	2011	2010
Current income tax expense (benefit):
Federal	$-	$(257,000)
State	18,000	6,000
	18,000	(251,000)
Deferred income tax expense (benefit):
Federal	(294,000)	(437,000)
State	12,000	-
	(282,000)	(437,000)

Valuation allowance	364,000	767,000

Income tax expense	$100,000	$79,000

The Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2011	2010

Allowance for doubtful accounts	$86,000	$86,000
Inventory reserve and uniform capitalization	76,000	75,000
Accrued expenses and other liabilities	170,000	373,000
Unearned revenue	992,000	802,000
Net operating loss carryforward	-	1,245,000
Valuation allowance	(1,324,000)	(2,526,000)
Deferred tax assets - current	-	55,000

Other assets	4,000	4,000
Property and equipment	7,000	4,000
Intangibles	178,000	2,000
Net operating loss carryforward	1,671,000	-
Valuation allowance	(1,860,000)	(10,000)
Deferred tax assets - long term	-	-

Total net deferred tax asset	$-	$55,000

Goodwill	(18,000)	-

Total net deferred tax liability	$(18,000)	$-

A reconciliation of the United States statutory income tax rate to the effective income tax rate for the years ended December 31, 2011 and 2010 is as follows:

	December 31, 2011		December 31, 2010
	Amount	Rate (%)	Amount	Rate (%)
Tax at the Federal statutory rate	$(1,723,000)	34.0	$(724,000)	34.0
State taxes	18,000	(0.4)	4,000	(0.2)
Permanent differences	1,426,000	(28.2)	270,000	(12.7)
Valuation allowance	364,000	(7.2)	767,000	(36.0)
Miscellaneous	15,000	(0.2)	(238,000)	11.2

Effective tax rate	$100,000	(2.0)	$79,000	(3.7)

The Company’s deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  These assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to reverse.

The Company has net operating loss carryforwards available in certain jurisdictions to reduce future taxable income.  Future tax benefits for net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not.  This determination is based on the expectation that related operations will be sufficiently profitable or various tax business and other planning strategies will enable the Company to utilize the net operating loss carryforwards.  The Company’s evaluation of the realizability of deferred tax assets considers both positive and negative evidence.  The weight given to potential effects of positive and negative evidence is based on the extent to which it can be objectively verified.  For the years ended December 31, 2011 and 2010, the Company recorded a valuation allowance related to the temporary items as it was determined it is more likely than not that the Company will not be able to fully use the assets to reduce future tax liabilities.

Pursuant to Internal Revenue Code (IRC) Section 382, annual use of the Company's net operating loss carryforwards may be limited in the event a cumulative change in ownership of more than fifty percent occurs within a three-year period.  The Company has not completed an IRC 382 analysis regarding the limitation of net operating loss carryforwards.  When this analysis is finalized, the Company plans to update its unrecognized tax benefits accordingly.

At December 31, 2011, the Company had no unrecognized tax benefits recorded.  The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.  The Company will recognize any interest and penalties as a component of income tax expense.

Under the accounting for uncertain tax positions the Company has clarified the recognition threshold and measurement attributes for financial statement disclosure of tax positions taken, or expected to be taken, on a tax return.  The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority.  An uncertain tax position will not be recognized if it has a less than fifty percent likelihood of being sustained.

The Company continues to remain subject to examination by U.S. federal authority for the years 2009 through 2011 and for various state authorities for the years 2009 through 2011, with few exceptions.  For the years ended December 31, 2010 and 2011, there was no recognition of material uncertain tax positions required.

The Company is subject to U.S. federal income tax as well as income taxes in various state jurisdictions.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity (Deficit)
STOCKHOLDERS' EQUITY
NOTE 9 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue two classes of stock designated as common stock and preferred stock.  As of September 30, 2012, the Company is authorized to issue 110,000,000 total shares of stock.  Of that amount, 100,000,000 shares shall be common stock, each having a par value of $0.001.  The remaining 10,000,000 shares shall be preferred stock, each having a par value of $0.001.

 (a) Cumulative Convertible Preferred Stock

A summary of the Preferred Stock outstanding as of September 30, 2012, is as follows:

Description	Amount

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975,000
plus cumulative dividends of $265,668	1,240,668
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380,000
plus cumulative dividends of $54,769	434,769
Series C Preferred, $0.001 par value per share, 5,000,000 shares designated,
1,415,334 shares issued and outstanding, liquidation preference of $9,058,114
plus imputed dividends of $376,443	4,905,512

Total cumulative convertible preferred stock	$6,580,949

The stated value of the Series A Preferred and Series B Preferred is $4.00 per share and $3.20 per share, respectively, which approximates their respective fair values.  The stated value of the Series C Preferred is $3.20 per share and the estimated fair value at the time of issuance on June 30, 2011, was $3.73 per share.  The stated value of the Series C Preferred is included in Cumulative Convertible Preferred Stock and the difference between the stated value and the estimated fair value is included in additional paid-in capital in the accompanying unaudited condensed consolidated balance sheets.  The rights, preferences, privileges and restrictions of the Series A, Series B, and Series C Preferred Stock (collectively, the “Preferred Stock”) are set forth in the Company’s Amended and Restated Certificate of Incorporation, and are summarized as follows:

Dividends - The holders of the Series A and Series B Preferred Stock shall be entitled to receive, when, as, and if declared by the Board of Directors, dividends at an annual rate of 8% of the stated value.  The stated value of the Series A Preferred is $4.00 per share and the stated value of the Series B Preferred is $3.20 per share.  Dividends shall be cumulative and shall accrue on each share of the outstanding Preferred Stock from the date of its issue.  The holders of the Series C Preferred shall be entitled to receive when and as declared by the Board of Directors, cumulative dividends payable per share in arrears, on March 31, June 30, September 30 and December 31 of each year in the form of cash or preferred stock, at the election of a majority in interest of the Series C Preferred Stock.  The dividend rate, as adjusted from time to time on each share of Series C Preferred was as follows through June 3, 2012: 8% per share per annum on the stated value of $3.20 per share for the period from the date of its issue through the last day of the sixteenth (16th) month after the date of its issue; 12% per share per annum on the stated value commencing on the first day of the seventeenth (17th) month through the last day of the thirtieth month (30th) after the date of its issue; and 20% per share per annum on the stated value for each dividend period thereafter commencing on the first day of the thirty-first (31st) month after the date of its issue.  Notwithstanding the foregoing, if at any time a breach event (as defined in the Company’s Articles of Incorporation) occurs, then the dividend rate shall be 20% per annum on the stated value for each dividend period or part thereof in which a breach event has occurred or is outstanding.  The Series C Preferred shall, with respect to dividend rights, rank senior to all classes and series of the Company’s common stock and pari passu with the Company’s Series A and Series B Preferred Stock.  On June 4, 2012, in connection with the Consent and Waiver as discussed in Note 8 and described in (b) below, the dividend rate was increased to 20% in perpetuity and as such, no additional imputed dividends will be accrued.

Pursuant to the dividend rights of the holders of the Series C Preferred, the Company has accrued for cash dividends payable due as of September 30, 2012 and December 31, 2011, in the amount of $221,650 and $90,582, respectively.  This amount is included in accrued liabilities on the accompanying unaudited condensed consolidated balance sheets.  Imputed dividends relating to the implied discount resulting from the difference between the stepped dividend rate and the perpetual dividend rate of 20% for the Series C Preferred through June 3, 2012, total $376,433 and are included as an adjustment to retained earnings and preferred stock in the accompanying unaudited condensed consolidated financial statements.

Voting Rights – The holders of the Series A and Series B Preferred Stock shall have no voting rights except on matters affecting their rights or preferences.  The holders of the Series C Preferred stock shall have full voting rights and powers equal to the voting rights and powers of holders of Common Stock.

Liquidation – Subject to the rights of the Series C Preferred, upon any liquidation, dissolution or winding-up of the Company, the holders of the Series A (subject to the rights of the Series B Preferred) and Series B Preferred Stock shall be entitled to receive an amount equal to the stated value per share of $4.00 and $3.20, respectively, plus any accrued and unpaid dividends before any payments shall be made to the holders of any common stock or hereinafter issued preferred stock.  The Series A Preferred has preference over the Series B Preferred in liquidation.  The holders of Series C Preferred shall be entitled to receive payment in an amount equal to twice the stated value, or $6.40 per share, plus any accrued and unpaid dividends, prior to and in preference of the holders of both the Series A and Series B Preferred.

Conversion - Each share of Series A Preferred Stock shall be convertible, at the option of the holder, at a conversion price of $4.00 per share.  Each share of Series B Preferred Stock shall be convertible, at the option of the holder, at a conversion price of $3.20 per share.  Each share of Series C Preferred shall be convertible, at the option of the holder, at a conversion price of $3.20 per share.  The Series C Preferred Stock provides for certain anti-dilution provisions which have the effect of reducing the conversion price for certain dilutive events, as defined, in addition to the standard anti-dilution provisions provided by the Series A and B Preferred.

(b) Common Stock

On July 31, 2012 pursuant to the Asset Purchase Agreement with MacroSolve, the Company issued 617,284 shares of its common stock to purchase the business of Illume Mobile, a division of MacroSolve. The shares were valued at $697,531 and were recorded as part of the purchase price.

In connection with the BDC Loan Agreement, the RBC Credit Agreement, and the Purchase Agreement described in Notes 5, 7 and 8, on June 4, 2012, the Company entered into the Consent and Waiver with Sigma Opportunity Fund II, LLC (“Sigma Opportunity Fund”), Sigma Capital Advisors (“Sigma Advisors”), and Donald W. Rowley (the Company’s former Chief Financial Officer - see Note 8).  Pursuant to the Consent and Waiver:

o
Sigma Opportunity Fund and Sigma Advisors agreed that they would not exercise their demand registration rights under the Investor Rights Agreement, dated June 30, 2011, among the Company, Sigma Opportunity Fund and Sigma Advisors until the earlier of the date the number of shares of the Company’s common stock issuable to the sellers pursuant to the 2013 EBITDA Additional Earn Out Amount have been determined or June 30, 2013.

o
The Company paid Sigma Advisors a fee of $400,000, and Sigma Advisors agreed that no further payments will be due under the Advisory Services Agreement, dated May 18, 2011, between the Company and Sigma Advisors, with respect to the Purchase Agreement, the BDC Loan Agreement, the RBC Credit Agreement, and the transactions contemplated thereunder.  This amount is included in the total transaction costs outlined in Note 5.

o
Sigma Opportunity Fund waived certain provisions of the exchange agreement, dated June 30, 2011, between the Company and Sigma Opportunity Fund, and the Certificate of Designation of Series C Preferred Stock (the “Certificate of Designation”), as they relate to the Purchase Agreement, the BDC Loan Agreement, and the RBC Credit Agreement, and the transactions contemplated thereunder.

o
Effective June 4, 2012, the dividend rate on the Series C Preferred (as defined in the Certificate of Designation) will be 20%, the definition of Breach Event included in the Certificate of Designations will include any default under the Consent and Waiver, under the loan documentation with any lender to the Company, its subsidiaries or affiliates, and any breach or default under any agreement relating to the acquisition of Apex.  The parties will negotiate in good faith until November 15, 2012, relating to any other changes to the Certificate of Designation that the parties may wish to agree upon in order to protect the interests of the holders of the Series C Preferred Stock and the Company will file such mutually agreeable amended Certificate of Designation within two weeks thereafter.  On June 4, 2012, the dividend rate was increased to 20% in perpetuity, and as such, no additional imputed dividends will be accrued.

o
If the parties are unable to agree as to the form of revised Certificate of Designations within such period, the Company will amend the Certificate of Designation within two weeks thereafter as set forth in the first sentence of this paragraph and previously committed options to purchase common stock will be issued (not to exceed 100,000 shares) at the then fair market value (being the closing price on the day prior to issuance) per share pursuant to the Company’s equity compensation plan, thereby causing the Conversion Value (as defined in the Certificate of Designation) of the Series C Preferred Stock to be reset to such fair market value.   The fair value of the options will be calculated on the date of grant.

o
The Company has issued 272,727 shares of common stock to Sigma Opportunity Fund, 25,000 shares of common stock to Sigma Advisors, and 27,273 shares of common stock to Donald W. Rowley in consideration of the agreement to delay exercise of its demand registration right.  The shares were recorded as an expense of $341,250 in general and administrative expense based on the closing price of the Company’s stock on the date of the transaction.

o
Effective upon the increase in the dividend rate, the interest rate on the balance of the AP Amount (as defined in the Agreement among the Company, Sigma Opportunity Fund and Donald W. Rowley, dated June 30, 2011) will increase to 25% per annum.  On June 4, 2012, the interest rate was increased to 25%. The AP balance was paid in full during the third quarter of 2012.

(c) Warrants

The following summarizes information about the Company’s outstanding common stock warrants as of September 30, 2012:

				Total		Weighted
				Warrants	Total	Average
	Date		Strike	Outstanding	Exercise	Exercise
	Issued	Expiration	Price	and Exercisable	Price	Price

Senior Subordinated Notes	12/01/09	12/17/14	$3.62	138,260	$500,000	$-
Senior Subordinated Notes	12/01/09	12/17/14	4.34	138,260	600,000	-

				276,520	$1,100,000	$3.98

NOTE 10 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue two classes of stock designated as common stock and preferred stock. As of December 31, 2011, the Company is authorized to issue 110,000,000 total shares of stock. Of that amount, 100,000,000 shares shall be common stock, each having a par value of $0.001. The remaining 10,000,000 shares shall be preferred stock, each having a par value of $0.001. After the Merger and the issuance of the additional Merger shares (See Note 1), there were 7,421,721 shares of common stock issued and outstanding, and 269,608 and 131,347 shares of the Company's Series A and Series B Cumulative Convertible Preferred Stock issued and outstanding, respectively. Subsequent to the closing, the Company designated 5,000,000 shares of Series C Cumulative Convertible Preferred Stock.

(a) Cumulative Convertible Preferred Stock

A summary of preferred stock outstanding as of December 31, 2011 is as follows:

Description	Amount

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975,000
plus cumulative dividends of $207,168	$1,182,168
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380,000
plus cumulative dividends of $31,969	411,969
Series C Preferred, $0.001 par value per share, 5,000,000 shares designated,
1,415,334 shares issued and outstanding, liquidation preference of $9,058,114
plus imputed dividends of $196,426	4,725,492

Total convertible preferred stock	$6,319,629

The stated value of the Series A Preferred and Series B Preferred is $4.00 per share and $3.20 per share, respectively, which approximates its fair value. The stated value of the Series C Preferred is $3.20 per share and the estimated fair value at the time of issuance on June 30, 2011, was $3.73 per share. The stated value of the Series C Preferred is included in Cumulative Convertible Preferred Stock and the difference between the stated value and the estimated fair value is included in additional paid-in capital in the accompanying balance sheet as of December 31, 2011. The rights, preferences, privileges and restrictions of the Series A, Series B, and Series C Preferred Stock (collectively, the “Preferred Stock”) are set forth in the Company’s Amended and Restated Certificate of Incorporation, and are summarized as follows:

Dividends - The holders of the Series A and Series B Preferred Stock shall be entitled to receive, when, as, and if declared by the Board of Directors, dividends at an annual rate of 8% of the stated value. The stated value of the Series A Preferred is $4.00 per share and the stated value of the Series B Preferred is $3.20 per share. Dividends shall be cumulative and shall accrue on each share of the outstanding Preferred Stock from the date of its issue. The holders of the Series C Preferred shall be entitled to receive when and as declared by the Board of Directors, cumulative dividends payable per share in arrears, on March 31, June 30, September 30 and December 31 of each year in the form of cash or preferred stock, at the election of a majority in interest of the Series C Preferred Stock. The dividend rate, as adjusted from time to time on each share of Series C Preferred shall be as follows: 8% per share per annum on the stated value of $3.20 per share for the period from the date of its issue through the last day of the sixteenth (16th) month after the date of its issue; 12% per share per annum on the stated value commencing on the first day of the seventeenth (17th) month through the last day of the thirtieth month (30th) after the date of its issue; and 20% per share per annum on the stated value for each dividend period thereafter commencing on the first day of the thirty-first (31st) month after the date of its issue. Notwithstanding the foregoing, if at any time a breach event (as defined in the Company’s Articles of Incorporation) occurs, then the dividend rate shall be 20% per annum on the stated value for each dividend period or part thereof in which a breach event has occurred or is outstanding. The Series C Preferred shall, with respect to dividend rights, rank senior to all classes and series of the Company’s common stock and pari passu with the Company’s Series A and Series B Preferred Stock.

Pursuant to the dividend rights of the holders of the Series C Preferred, the Company has accrued for cash dividends payable due as of December 31, 2011, in the amount of $90,582. This amount is included in accounts payable on the accompanying consolidated balance sheet as of December 31, 2011. Imputed dividends relating to the implied discount resulting from the difference between the stepped dividend rate and the perpetual dividend rate of 20% for the Series C Preferred beginning January 1, 2014 total $196,426 and are included as an adjustment to retained earnings and preferred stock in the accompanying financial statements.

Voting Rights – The holders of the Series A and Series B Preferred Stock shall have no voting rights except on matters affecting their rights or preferences. The holders of the Series C Preferred stock shall have full voting rights and powers equal to the voting rights and powers of holders of Common Stock.

Liquidation – Subject to the rights of the Series C Preferred, upon any liquidation, dissolution or winding-up of the Company, the holders of the Series A (subject to the rights of the Series B Preferred) and Series B Preferred Stock shall be entitled to receive an amount equal to the stated value per share of $4.00 and $3.20, respectively, plus any accrued and unpaid dividends before any payments shall be made to the holders of any common stock or hereinafter issued preferred stock. The Series A Preferred has preference over the Series B Preferred in liquidation. The holders of Series C Preferred shall be entitled to receive payment in an amount equal to twice the stated value, or $6.40 per share, plus any accrued and unpaid dividends, prior to and in preference of the holders of both the Series A and Series B Preferred.

Conversion - Each share of Series A Preferred Stock shall be convertible, at the option of the holder, at a conversion price of $4.00 per share. Each share of Series B Preferred Stock shall be convertible, at the option of the holder, at a conversion price of $3.20 per share. Each share of Series C Preferred shall be convertible, at the option of the holder, at a conversion price of $3.20 per share. The Series C Preferred Stock provides for certain anti-dilution provisions which have the effect of reducing the conversion price for certain dilutive events, as defined, in addition to the standard anti-dilution provisions provided by the Series A and B Preferred.

Issuance Activity

On June 30, 2011, in conjunction with the Exchange Agreement described in Note 8, the Company issued 1,286,667 shares of Series C Preferred in exchange for the surrender and cancellation of a Senior Subordinated Secured Note in the amount of $4,000,000 and related accrued interest of $117,333. In addition, the Company issued 128,667 shares of Series C Preferred as payment of $400,000 of accounts payable plus related accrued interest of $11,733 to its CFO.

(b) Common Stock

On June 15, 2011, pursuant to the Merger Agreement, 2,186,869 shares of common stock were deemed issued to the Comamtech shareholders in exchange for the net assets acquired.

On June 15, 2011, pursuant to a services agreement, the Company issued 39,063 common shares with a value of $100,000 to a vendor. The shares were recorded as a prepaid expense which is being amortized over the twelve month service period of the contract.

On June 30, 2011, pursuant to the Exchange Agreement described in Note 8, the Company issued 505,000 and 49,000 shares to the Note holder and the CFO, respectively. The shares were valued at $1,161,500 and $112,700, respectively, and are included in the loss on debt extinguishment in the accompanying consolidated statement of operations for the year ended December 31, 2011.

On September 30, 2011, the Company issued 116,100 shares of common stock with a value of $267,029 in connection with the Exchange Agreement as described in Note 8. In addition, on September 30, 2011, the Company issued 26,906 shares of common stock with a value of $57,850 to Robert Chaiken, a Director of the Company, in exchange for services rendered in connection with the negotiation of the Transfer Agreement with Empresario as described in Note 1.

In conjunction with and as a condition of the Purchase Agreement described in Note 8, the Company issued 25,000 common shares as settlement of the $80,000 to be paid in cash as an advisory fee. The shares were valued at $2.30 per share, or $57,500, and the difference of $22,500 was recorded as an offset to the loss on debt extinguishment in the accompanying consolidated statement of operations for the year ended December 31, 2011.

In conjunction with the Merger, as discussed in Note 8 the Company issued 153,883 shares of common stock valued at $353,931 as a finders’ fee. On November 8, 2011, the Company and the finder entered into agreement pursuant to which the finder returned all of the aforementioned shares of the Company’s stock in exchange for $250,000 in cash. The value of the shares on the date of the agreement was $1.33 and as such, $204,664, has been recorded as treasury stock for accounting purposes. The remaining $45,336 has been reflected as a charge in selling, general and administrative expense in the accompanying statement of operations for the year ended December 31, 2011.

On June 23, 2010, the Company issued 57,609 shares of common stock upon the conversion of $125,000 of principal by the holder of the June 2009 subordinated convertible debt (Note 8). In addition, the holder exercised 69,130 warrants pursuant to a cashless exercise resulting in the issuance of 18,547 common shares based on the 10-day trailing average price of the Company’s common stock. To induce the holder to exercise the warrants, the Company issued an additional 29,844 shares of common stock to the holder. The shares were valued at $77,707, based on the closing price of the stock on the day prior to the transaction and are recorded in other expense in the accompanying consolidated statement of operations for the year ended December 31, 2010.

During the year ended December 31, 2010, the Company issued 139,799 shares of common stock in exchange for services provided over various contract periods. The shares were valued based on the share price on the date of their respective agreements. Total cost related to these shares was $350,520.

During the year ended December 31, 2010, the Company issued 415,002 shares of common stock upon the exercise of employee stock options. Total cash received was $623,532. No options were exercised during the year ended December 31, 2011.

On December 31, 2010, the Company issued 452,097 shares of common stock valued at $945,000 as part of the purchase price of CMAC.

(c) Warrants

The following table summarizes information about the Company’s outstanding common stock warrants as of December 31, 2011:

				Total		Weighted
				Warrants	Total	Average
	Date		Strike	Outstanding	Exercise	Exercise
	Issued	Expiration	Price	and Exercisable	Price	Price

Bridge Notes	Jun-07	Jun-12	$7.23	17,974	$130,000
Preferred Stock - Class A	Jun-09	Jun-12	7.23	67,402	487,500
Preferred Stock - Class B	Jun-09	Jun-12	9.04	67,402	609,375
Senior Subordinated Notes	Dec-09	Dec-14	3.62	138,260	500,000
Senior Subordinated Notes	Dec-09	Dec-14	4.34	138,260	600,000

				429,298	$2,326,875	$ 5.42

STOCK OPTION PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Option Plan [Abstract]
STOCK OPTION PLAN
NOTE 10 - STOCK OPTION PLAN

In December 2010, the Company established the 2010 Stock Option Plan (the “Plan”).  The Plan authorizes the issuance of 1,000,000 shares of common stock. Pursuant to the terms of the Merger Agreement, the Company assumed all of Old DecisionPoint’s obligations under their outstanding stock option plans.
Under the Plan, common stock incentives may be granted to officers, employees, directors, consultants, and advisors.  As of September 30, 2012, incentives under the Plan may be granted only in the form of non-statutory stock options and all stock options of Old DecisionPoint that were assumed by the Company became non-statutory options on the date of the assumption.

The Plan is administered by the Board of Directors, or a committee appointed by the Board of Directors, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule.  The term of stock options granted under the Plans cannot exceed ten years.  Options shall not have an exercise price less than 100% of the fair market value of the Company’s common stock on the grant date, and generally vest over a period of five years.  If the individual possesses more than 10% of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% of the fair market of a share of common stock on the date of grant.

A summary of the status of the Plans as of September 30, 2012, and information with respect to the changes in options outstanding is as follows:

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2012	298,037	701,963	$2.02
Granted	-	-	-
Exercised	-		-
Forfeited	59,562	(59,562)	-
September 30, 2012	357,599	642,401	$2.01	$-

Exercisable options at September 30, 2012		497,677	$1.97	$-

The following table summarizes information about stock options outstanding as of September 30, 2012:

		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	403,262	2.53	$1.67	388,025	2.46	$1.66
$2.06 - 4.34	224,853	7.41	2.30	95,366	5.73	2.49
$7.00	14,286	0.23	7.00	14,286	0.23	7.00

Total	642,401	4.19	$2.01	497,677	3.03	$1.97

The total fair value of awards vested for the nine month periods ended September 30, 2012 and 2011, was $72,664 and $1,261, respectively.

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period.  No stock options were granted during the nine months ended September 30, 2012.

Due to the limited time that the Company’s common stock has been publicly traded, management estimates expected volatility based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including: industry, size and financial leverage.  The expected term of the awards represents the period of time that the awards are expected to be outstanding.  Management considered expectations for the future to estimate employee exercise and post-vest termination behavior.  The Company does not intend to pay dividends in the foreseeable future, and therefore has assumed a dividend yield of zero.  The risk-free interest rate is the yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the awards.

The Company has no material historical basis for determining expected forfeitures as of period end and, as such, compensation expense for stock-based awards does not include an estimate for forfeitures in the current period.

Employee stock-based compensation costs for the three months ended September 30, 2012 and 2011, was approximately $11,000 and $29,000, respectively, and for the nine months ended September 30, 2012 and 2011, was $50,000 and $47,000, respectively and is included in selling, general and administrative expense in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.  As of September 30, 2012, total unrecognized estimated employee compensation cost related to stock options granted prior to that date was $165,000 which is expected to be recognized over a weighted-average vesting period of 3.67 years.

NOTE 12 - STOCK OPTION PLAN

In December 2010, the Company established the 2010 Stock Option Plan (the “Plan”). The Plan authorizes the issuance of 1,000,000 shares of common stock. Pursuant to the terms of the Merger Agreement, the Company assumed all of Old DecisionPoint’s obligations under their outstanding stock option plans.

The Plan is administered by the Board of Directors, or a committee appointed by the Board of Directors, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plans cannot exceed ten years. Options shall not have an exercise price less than 100% of the fair market value of the Company’s common stock on the grant date, and generally vest over a period of five years. If the individual possesses more than 10% of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% of the fair market of a share of common stock on the date of grant.

A summary of the status of the Plans as of December 31, 2011, and information with respect to the changes in options outstanding is as follows:

	Options		Weighted - Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2011	932,859	67,141	$3.57
Granted	(224,344)	224,344	2.17
Exercised	-	-	-
Assumed pursuant to Merger	(461,261)	461,261	1.71
Forfeited	50,783	(50,783)	(1.90)
December 31, 2011	298,037	701,963	$2.02	$-

Exercisable options at December 31, 2011		457,303	$1.94	$-

The following table summarizes information about stock options outstanding as of December 31, 2011;

		Weighted-			Weighted-
Range of		Average Remaining	Weighted- Average		Average Remaining	Weighted- Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	422,728	3.36	$1.68	407,491	3.3	$1.67
$2.06 - 4.34	264,949	8.36	2.28	35,526	1.57	3.03
$7.00	14,286	0.98	7.00	14,286	0.98	7.00

Total	701,963	5.20	$2.02	457,303	3.09	$1.94
The total intrinsic value of awards exercised during the year ended December 31, 2010 was $173,000. No awards were exercised during the year ended December 31, 2011. The total fair value of awards vested for the years ended December 31, 2011 and 2010 was $32,537 and $38,332, respectively.

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. The fair value of options granted to employees during the year ended December 31, 2011, was $287,171 (no options were granted during the year ended December 31, 2010). The fair values were estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected term	3.84 years
Expected volatility	77.49%
Dividend yield	0%
Risk-free interest rate	1.55%

Due to the limited time that the Company’s common stock has been publicly traded, management estimates expected volatility based on the average expected volatilities of a sampling of five companies with similar attributes to the Company, including: industry, size and financial leverage. The expected term of the awards represents the period of time that the awards are expected to be outstanding. Management considered expectations for the future to estimate employee exercise and post-vest termination behavior. The Company does not intend to pay dividends in the foreseeable future, and therefore has assumed a dividend yield of zero. The risk-free interest rate is the yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the awards.

The Company has experienced very few forfeitures and, as such, compensation expense for stock-based awards does not include an estimate for forfeitures.

Employee stock-based compensation costs for the years ended December 31, 2011 and 2010, was $71,022 and $38,437, respectively, and is included in selling, general and administrative expense in the accompanying consolidated statements of operations. As of December 31, 2011, total unrecognized estimated employee compensation cost related to stock options granted prior to that date was $256,526 which is expected to be recognized over a weighted-average vesting period of 4.29 years.

The weighted-average fair value on the grant date of options granted to employees during the year ended December 31, 2011 was $2.17. The Company did not grant any stock options during 2010.

ESOP PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Esop Plan [Abstract]
ESOP PLAN
NOTE 11 – ESOP PLAN

The Company has an Employee Stock Ownership Plan (the “ESOP”) which covers all non-union employees.  The Company’s contribution expense for the nine months ended September 30, 2012, was $135,000 representing approximately $99,000 for the ESOP principal payment and $36,000 for the ESOP interest.  ESOP shares are allocated to individual employee accounts as the loan obligation of the ESOP to the Company is reduced.  These amounts were previously calculated on an annual basis by an outside, independent financial advisor.   Compensation costs relating to shares released are based on the fair value of shares at the time they are committed to be released.  The unreleased shares are not considered outstanding in the computation of earnings per common share.  ESOP compensation expense consisting of both cash contributions and shares committed to be released for the nine months ended September 30, 2012 was approximately $99,000.  The fair value of the shares was $1.10 per share, based on the average of the daily market closing share price.

NOTE 11 - ESOP PLAN

In December 2003, the Company formed an Employee Stock Ownership Plan (the “ESOP”) and loaned the ESOP $1,950,000 (the “ESOP Note”) that the ESOP Trust (“Trust”) used to acquire 1,128,558 shares of the of the Company’s stock from its former stockholder for $1,300,000 and 564,195 shares from the Company for $650,000.  The ESOP Note bears interest at a rate of 5.25% with annual principal and interest payments and has a 15-year term.  The amount owed to the Company under the Note as of December 31, 2011 and 2010, was $898,802 and $1,023,563, respectively.  The ESOP Note is reflected in the accompanying consolidated balance sheet as unearned ESOP shares in stockholders’ deficit.

The ESOP covers all non-union employees.  Employees are eligible to participate in the Plan after three months of service.  Plan participants start vesting after two years of participation and are fully vested after six years of participation.  ESOP contributions are determined annually by the Board of Directors, and are a minimum $130,000 per year, to repay the ESOP Note held by the Company.  The Company’s contribution expense for the year ended December 31, 2011, was $178,498 representing $124,761 for the ESOP principal payment and $53,737 for the ESOP interest.  The Company’s contribution expense for the year ended December 31, 2010 was $178,498 representing $118,538 for the ESOP principal payment and $59,960 for the ESOP interest.  The ESOP Note is secured by the unallocated Company stock held by the Trust.

ESOP shares are allocated to individual employee accounts as the loan obligation of the ESOP to the Company is reduced.  As of December 31, 2011, the ESOP held 664,138 shares of unallocated Company stock and 1,028,615 shares of allocated Company stock.  As of December 31, 2010, the ESOP held 774,788 shares of unallocated Company stock and 917,965 shares of allocated Company stock.  Compensation costs relating to shares released are based on the fair value of shares at the time they are committed to be released.  The unreleased shares are not considered outstanding in the computation of earnings per common share.  Dividends received on ESOP shares are allocated based on shares held for the benefit of each participant and used to purchase additional shares of stock for each participant.  The Company has not received any dividends since the inception of the plan.  ESOP compensation expense consisting of both cash contributions and shares committed to be released for 2011 and 2010 was approximately $236,000 and $272,000, respectively.  For 2011 and 2010, the fair value of the shares was $2.20 and $2.46 per share, based on the average of the daily market closing share price.

ESOP shares as of December 31, 2011and 2010 were as follows:

	December 31,
	2011	2010

Allocated shares	917,965	807,281
Shares committed for allocation	110,684	110,684
Unallocated shares	664,104	774,788
Total ESOP shares	1,692,753	1,692,753

The fair value of the unallocated shares at December 31, 2011 and 2010, was approximately $498,000 and $1,513,000, based on the closing share price of the Company’s common stock of $0.75 and $1.95, respectively.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases its office and warehouse facilities under various operating leases.  Its corporate headquarters and sales operations, including sales administration, software development, depot operation and the financial management were located in Foothill Ranch, California where the Company leased 7,500 square feet of office space.  The monthly rental expense was $7,765, and the lease expired in July 2012.  In May 2012, the Company entered into a new office lease agreement for 10,325 square feet beginning in July 2012.  The current monthly base rent is $12,390 per month and the lease expires in July 2017.

In addition, the Company has a lease for 4,100 square feet in Shelton, Connecticut for its East coast sales and operations which expires in April 2015.  The Company also leases 6,800 square feet in Edison, New Jersey, at $5,500 per month, which expires in December 2014.  The Company has a sales and administrative office located in Alpharetta, Georgia where it leases 4,330 square feet for general office purposes.  The lease expires in April 2015.  In addition, the Company has a lease for 4,800 square feet in Alpharetta, Georgia for its technology lab center which expired in April 2012.  During April, the lease was extended for an additional 3 years until April 2015, under the same terms and conditions.

Effective upon the Closing Date of the purchase of Apex in June 2012, the Company assumed Apex’s lease of 7,800 square feet in Burlington, Ontario, Canada, which expires in March 2016. The current monthly rental expense is approximately CDN$10,000 per month.

Effective upon the Illume Closing Date, the Company assumed the Illume lease of 10,000 square feet in Tulsa, Oklahoma which expires September 2013, with the same terms and conditions as the underlying lease. The current monthly rental expense is approximately $12,000.

Rent expense for the nine months ended September 30, 2012 and 2011, was $353,000 and 297,000, respectively.

Contingencies - The Company is not a party to any material pending legal proceedings other than ordinary routine litigation incidental to the business; the outcome of which the Company believes will not have a material adverse effect on the business, financial condition, cash flows or results of operations.  These matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Company is subject to the possibility of various loss contingencies, including claims, suits and complaints, arising in the ordinary course of business.  The Company considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss, in determining loss contingencies.  An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated.  The Company regularly evaluates current information available to it to determine whether such accruals should be adjusted and whether new accruals are required.

Under the Company’s bylaws, directors and officers have certain rights to indemnification by the Company against certain liabilities that may arise by reason of their status or service as directors or officers.  The Company maintains director and officer insurance, which covers certain liabilities arising from the obligation to indemnify directors and officers and former directors in certain circumstances.  No material indemnification liabilities were accrued at September 30, 2012.

The Company has two employment agreements with two of its key executive officers.  Additionally, the Company has an employment agreement with the CEO of Apex.  The agreements do not provide for any material, out of ordinary course of business provisions or benefits other than the bonus feature included in the employment agreement of the Apex CEO.  The Company is obligated to pay the bonus regardless of whether the CEO’s employment is retained.  The terms and provisions of the bonus are as follows:

▪
Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2013 net revenues for the twelve month period ending July 31, 2013 (the “2013 Net Revenues”) exceed the net revenues for the twelve month period ending July 31, 2011 (the 2011 Net Revenues”).

▪
Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2014 net revenues for the twelve month period ending July 31, 2014 (the “2014 Net Revenues”) exceed the greater of: (i) the 2011 Net Revenues and (ii) the 2013 Net Revenues.

▪
Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2015 net revenues for the twelve month period ending July 31, 2014 exceed the greatest of: (i) the 2011 Net Revenues, (ii) the 2013 Net Revenues and (iii) the 2014 Net Revenues.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Leases - The Company leases its office and warehouse facilities under various operating leases. Its corporate headquarters and sales operations, including sales administration, software development, depot operation and the financial management are located in Foothill Ranch, California where the Company leases 7,500 square feet of office space. The Company had sub-leased this facility from an affiliate at a monthly rental expense of $11,763, which expired in July 2011 and the Company renewed the lease on the same terms and conditions for an additional year with the building’s landlord (an unrelated third party).

In addition, the Company has a lease for 4,100 square feet in Shelton, Connecticut for its East coast sales and operations which expires in April 2015. The Company also leased 4,000 square feet in Middlesex, New Jersey for its east coast depot operation which expired in September 2011. On August 31, 2011, the Company signed a lease for 6,800 square feet in Edison, New Jersey, for 37 months at $5,500 per month, and moved to the new location on November 1, 2011. The Company has a sales and administrative office located in Alpharetta, Georgia where it leases 4,330 square feet for general office purpose. The lease expires in April 2015. In addition, the Company has a lease for 4,800 square feet in Alpharetta, Georgia for its technology lab center which expires in April 2012.

Rent expense for the years ended December 31, 2011 and 2010, was $378,000 and $291,000, respectively.

The aggregate remaining future minimum payments under these leases expiring after December 31, 2011, are as follows:

Years ending December 31:	Amount

2012	$236,782
2013	222,580
2014	219,975
2015	58,232

$737,569

Contingencies - The Company is not a party to any material pending legal proceedings other than ordinary routine litigation incidental to the business; the outcome of which the Company believes will not have a material adverse effect on the business, financial condition, cash flows or results of operations. These matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Company is subject to the possibility of various loss contingencies, including claims, suits and complaints, arising in the ordinary course of business. The Company considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss, in determining loss contingencies. An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated. The Company regularly evaluates current information available to it to determine whether such accruals should be adjusted and whether new accruals are required.

Under the Company’s bylaws, directors and officers have certain rights to indemnification by the Company against certain liabilities that may arise by reason of their status or service as directors or officers. The Company maintains director and officer insurance, which covers certain liabilities arising from the obligation to indemnify directors and officers and former directors in certain circumstances. No material indemnification liabilities were accrued at December 31, 2011.

The Company has two employment agreements with two of our key executive officers. The agreements do not provide for any material, out of ordinary course of business provisions or benefits.

RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 13 - RELATED PARTIES

The Company purchases and sells certain products and services from iTEK Services, Inc. (“iTEK”), a privately held company owned by an unrelated ESOP.  iTEK was affiliated with the Company through limited overlapping management and Board representation by the Company's Chief Executive Officer (“CEO”) and former Chief Financial Officer (“CFO”).  Purchases from iTEK are on similar terms that the Company would have received from an unrelated third-party.

Effective upon the resignation of the Company’s former CFO during July 2012, and the concurrent discontinuance of the CEO’s iTEK Board representation, the parties have no further overlapping management and therefore are no longer considered related parties effective August 2012.

The Company had accounts payable to its former CFO of approximately $0 and $855,000 at September 30, 2012 and December 31, 2011, respectively, including accrued interest.  The outstanding accounts payable balance accrued interest at 12% per annum until June 4, 2012, at which time the interest rate increased to 25% pursuant to the Consent and Waiver described in Note 9.  Following the resignation of the Company’s former CFO in July 2012, the Company fully repaid the amount due to the former CFO.  The Company incurred interest expense to these related parties totaling approximately $114,000 and $251,000, for the nine months ended September 30, 2012 and 2011, respectively.

The Company has a related party receivable of $357,326 from the seller of Apex in connection with the Working Capital requirement as defined in the Purchase Agreement and described in Note 5.

Separation Agreement - On July 23, 2012, the Company and Donald W. Rowley (“DWR”) entered into a Separation Agreement and General Release (“Separation Agreement”).  Pursuant to the Separation Agreement, DWR resigned as the Company’s Chief Financial Officer and Director as of July 23, 2012, and as an employee of the Company on July 23, 2012.  Pursuant to the Separation Agreement, the Company agreed to pay DWR a total of $205,292 in equal installments in accordance with the Company’s payroll cycle beginning on August 1, 2012 through December 31, 2012. This amount was fully accrued for during the quarter ended September 30, 2012. The Separation Agreement also contains a general release from DWR.

Under the Separation Agreement, the Company also acknowledged that it owes DWR the amount of $890,633 as of July 23, 2012, which will be paid in accordance with an Accounts Payable Payment Plan agreement, between the Company and DWR dated July 23, 2012 (“Accounts Payable Agreement”).  Pursuant to the Account Payable Agreement, the Company agreed to pay interest monthly in arrears (beginning on August 1, 2012) to DWR with interest computed daily on the outstanding balance at an annual interest rate of 25%.  Under the Accounts Payable Agreement, the Company will make payments to DWR of $36,000 per month due on the first day of each month beginning May 1, 2013. The total amount due to DWR under the Accounts Payable Agreement was paid in full during the quarter ended September 30, 2012.

NOTE 15 - RELATED PARTIES

The Company purchases and sells certain products and services from iTEK Services, Inc. (“iTEK”), a privately held company owned by an unrelated ESOP.  iTEK is affiliated with the Company through limited overlapping management and Board representation by the Company's Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”).  During the years ended December 31, 2011 and 2010, the Company purchased products and services for $402,000 and $819,000, respectively, from iTEK.  Sales to iTEK during the years ended December 31, 2011 and 2010, were $4,000 and $436,000, respectively.  The net amounts due to iTEK were $16,000 and $116,000 at December 31, 2011 and 2010, respectively.  These sales to iTEK were at no incremental margin over the Company’s actual cost.  Purchases from iTEK are on similar terms that Company would have received from an unrelated third-party.

The Company has accounts payable to its CEO and its CFO, of $855,000 and $1,225,000 at December 31, 2011 and 2010, respectively, including accrued interest.  The outstanding accounts payable balance accrues interest at 12% per annum, which was reduced from 25% in June 2011. (See Note 10).  The Company incurred interest expense to related parties totaling approximately $275,000 and $464,000, for the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2011 and December 31, 2010, the Company has accrued interest payable to David Rifkin, a Director of the Company, of approximately $0 and $265,000, respectively, from a prior debt issuance which principal has been previously paid.

In December 2010, the Company sold 27,652 shares of its Series B Preferred Stock to Robert M. Chaiken, a Director of the Company.  The shares were sold at the same price as 103,695 additional shares sold to an independent third party.

PROFIT SHARING PLAN	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
PROFIT SHARING PLAN
NOTE 14 - PROFIT SHARING PLAN

The Company maintains a 401(k) Profit Sharing Plan (“401k Plan”).  Employees who are 21 years of age and have performed 90 days of service are eligible to participate.  Each year, employees can make salary contributions of up to 25% of their salary.  The Company matches 100% of employee contributions up to 3% of eligible employee compensation and 50% of employee contributions of 3% to 5% for a total of 4% of employee compensation.  Employer contributions to the 401k Plan were $259,000 and $228,000, for the years ended December 31, 2011 and 2010, respectively.

SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2012
Subsequent Event [Abstract]
SUBSEQUENT EVENT
NOTE 14 - SUBSEQUENT EVENT

On October 3, 2012, the Company, Sigma Opportunity Fund II, LLC, Sigma Capital Advisors and Donald W. Rowley entered into Amendment No. 1 to the Consent and Waiver Agreement dated as of June 4, 2012 (the “Consent and Waiver Amendment”).

Pursuant to the Consent and Waiver Amendment, the parties agreed to amend the Certificate of Designations of the Powers, Preferences, and Relative Participating, Optional and Other Special Rights of Preferred Stock and Qualifications, Limitations and Restrictions thereof of Series C Cumulative Convertible Preferred Stock of the Company which was filed with the Secretary of State of Delaware on July 1, 2011 (the “Certificate of Designations”) to increase the Dividend Rate (as defined therein) to 20% on the Stated Value (as defined therein) for each dividend period beginning June 4, 2012.  The parties also agreed to amend the Certificate of Designations to modify the definition of Breach Event.

Pursuant to the Consent and Waiver Amendment, the parties agreed that if the Company does not redeem on a pro rata basis for cash at least $2,206,000 in Stated Value (as defined in the Certificate of Designations) of the Series C Preferred Stock on or before October 31, 2012, then the parties will negotiate in good faith until November 15, 2012 relating to changes to the Certificate of Designations and other related matters that the parties may wish to agree upon in order to protect the interests of the Series C Preferred Stock and the Company will file the amended Certificate of Designations within two weeks thereafter. If the Company and a majority in interest of the Series C Preferred Stock are unable to agree upon revised terms by November 15, 2012, the Company will file an amendment to the Certificate of Designations no later than November 15, 2012 to provide that the Conversion Value (as defined in the Certificate of Designations) will be equal to the lower of (i) the Conversion Value then in effect, (ii) $1.20 per share or (iii) the closing price of the Company’s common stock on October 31, 2012 (in each case subject to the continuing antidilution provisions contained in the Certificate of Designations).

Pursuant to the Consent and Waiver Amendment, the Company also agreed to issue an aggregate of 175,364 shares of its common stock to the holders of the Series C Preferred Stock on November 15, 2012. An expense of approximately $154,000 related to the fair value of the expected issuance of these shares has been recorded in selling, general and administrative expense in the third quarter of 2012 based on the October 3, 2012 share price of $0.88 per share. This amount has been recorded in accrued expenses and other current liabilities in the accompanying unaudited condensed consolidated balance sheet as of September 30, 2012 and will be trued up upon the issuance of the shares.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies Abstract
Basis of Presentation
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements.  In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all of the adjustments (consisting of normal recurring accruals and adjustments) necessary to present fairly the consolidated financial position, results of operations and cash flows of the Company at the dates and for the periods indicated.  The interim results for the period ended September 30, 2012, are not necessarily indicative of results for the full 2012 fiscal year or any other future interim periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DecisionPoint Systems International and Apex Systems Integrators, Inc. (“Apex”).  DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).  Apex was acquired on June 4, 2012, and as such, the operating results of Apex have been consolidated into the Company’s consolidated results of operations beginning on June 5, 2012.  In addition, on July 31, 2012, the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc.  Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”).  The Company currently operates in one business segment.  With the Company's acquisition of Apex (Note 5) and the acquisition of Illume Mobile (Note 4), the Company expects to update its assessment of its business segments in its fourth quarter of this fiscal year.

The preparation of unaudited condensed consolidated financial statements in conformity with  U.S. GAAP requires management to make estimates and assumptions that affect the recorded amounts reported therein.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may differ materially from these estimates and assumptions used in preparation of the unaudited condensed consolidated financial statements.

These unaudited condensed consolidated financial statements have been prepared by management and should be read in conjunction with the audited consolidated financial statements of DecisionPoint Systems, Inc. and notes thereto for the year ended December 31, 2011, included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 30, 2012.

Liquidity
Liquidity - Although the Company has historically experienced losses, a material part of those losses were from non-cash transactions.  As part of these losses, the Company has accumulated substantial net operating loss carry-forwards to off-set future taxable income.  In order to maintain normal operations for the foreseeable future, the Company must continue to have access to its lines of credit, return to profitability and/or access additional equity capital.  There can be no assurance that the Company will become profitable or that it can raise additional funds required to continue its normal operations.  The accompanying unaudited condensed consolidated financial statements do not include any adjustments that would be required should the Company not be successful with these activities.

Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

There have been no material changes to the Company's significant accounting policies during the nine months ended September 30, 2012.  See Footnote 2 of the Company's consolidated financial statements included in the Company's 2011 Annual Report on Form 10-K filed on March 30, 2012, for a comprehensive description of the Company's significant accounting policies.

Concentration of Credit Risk
Concentration of Credit Risk - The Company derived approximately 20% and 22% of revenues from two customers in the nine months ended September 30, 2012 and 2011, respectively. Customer mix can shift significantly from year to year, but a concentration of the business with a few large customers is typical in any given year.  A decline in revenues could occur if a customer which has been a significant factor in one financial reporting period gives significantly less business in the following period.

The Company’s contracts with these customers and other customers do not include any specific purchase requirements or other requirements outside of the normal course of business.  The majority of customer contracts are on an annual basis for service support while on a purchase order basis for hardware purchases.  Typical hardware sales are submitted on an estimated order basis with subsequent follow on orders for specific quantities.  These sales are ultimately subject to the time that the units are installed at each of the customer locations as per their requirements.  Service contracts are purchased on an annual basis generally and are the performance responsibility of the actual service provider as opposed to the Company.  Termination provisions are generally standard clauses based upon non-performance, but a customer can cancel with a certain reasonable notice period anywhere from 30 to 90 days.  General industry standards for contracts provide ordinary terms and conditions, while actual work and performance aspects are usually dictated by a Statement of Work which outlines what is being ordered, product specifications, delivery, installation and pricing.

Translation of Foreign Currencies
Translation of Foreign Currencies - The Company's functional currency is the U.S. dollar.  The financial statements of the Company's foreign subsidiary is measured using the local currency, in this case the Canadian dollar (CDN$), as its functional currency and is translated to U.S. dollars for reporting purposes.  Assets and liabilities of the subsidiary are translated at exchange rates as of the balance sheet dates.  Revenues and expenses of the subsidiary are translated at the rates of exchange in effect during the year.

Comprehensive Loss
Comprehensive Loss - Comprehensive loss is comprised of net loss and other comprehensive loss.  The only component of comprehensive loss is the foreign currency translation adjustments.  There was no tax effect allocated to any component of other comprehensive loss during the periods presented.

Reclassifications	Reclassifications - Certain amounts in the prior period condensed consolidated financial statements and related notes thereto have been reclassified to conform to the current period presentation.
New Accounting Standards
New Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance that provides a consistent definition of fair value and common requirements of and disclosure about fair value between GAAP and International Financial Reporting Standards (“IFRS”).  The guidance states the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets.  Enhanced disclosure requirements will require companies to disclose quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements for recurring Level 3 fair value measurements.  For assets and liabilities not recorded at fair value but where fair value is disclosed, companies must report the level in the fair value hierarchy of assets and liabilities.  This new guidance is effective for interim and annual periods beginning January 1, 2012.  The adoption of these disclosure requirements did not have a material impact on the unaudited condensed consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity.  In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income.  ASU 2011-05 was effective for the Company in the first quarter of 2012.  The Company’s adoption of this pronouncement did not have a material effect on the unaudited condensed consolidated financial statements.

In July 2012, The FASB has issued ASU No. 2012-02, Intangibles--Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles--Goodwill and Other, General Intangibles Other than Goodwill.

Under the guidance in this ASU, an entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period.

The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not believe that the adoption of this pronouncement will have a material effect on the consolidated financial statements.

LOSS PER COMMON SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Loss Per Common Share [Abstract]
Schedule of reconciliation of the fully dilutive securities effect with net income

	Three Months Ended September 30, 2011
	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount

Net income	$268,387
Less: Cumulative preferred stock dividends	(213,898)

Basic earnings per share
Net income attributable to common shareholders	54,489	7,320,328	$0.01

Effect of dilutive securities
Stock options		97,227

Diluted earnings per share
Income attributable to common stockholders	$54,489	7,417,555	$0.01

Schedule of Potentially dilutive securities

	Three Months Ended Septemer 30,		Nine Months Ended September 30,
	2012	2011	2012	2011

Convertible preferred stock	1,816,289	1,816,289	1,816,289	1,816,289
Warrants to purchase common stock	276,521	429,298	276,521	429,298
Options to purchase common stock	642,401	266,458	642,401	701,963

Total potentially dilutive securities	2,735,211	2,512,045	2,735,211	2,947,550

ACQUISITION OF ILLUME MOBILE (Tables) (ILLUME MOBILE)	9 Months Ended
Sep. 30, 2012
ILLUME MOBILE
Business Acquisition [Line Items]
Schedule of fair value of the assets acquired and liabilities assumed

Assets acquired:
Accounts receivable	$16,270
Other current assets	14,886
Property and equipment	25,592
Intangible assets	630,000
Goodwill	443,801
Total assets	1,130,549

Liabilities assumed:
Accounts payable and other accrued liabilities	38,838
Unearned revenue	36,971
Total liabilities assumed	75,809
Net assets acquired	$1,054,740

Purchase consideration:
Cash paid at closing	$250,000
Shares issued at closing	697,531
Earn out consideration	107,209
Total purchase consideration	$1,054,740

Schedule of fair value of the intangible assets acquired and the estimated useful lives over which they are being amortized
	Fair Value	Estimated Useful life

Software	$310,000	3.5 years
Customer relationships	100,000	3 years
Trade name	130,000	3 years
Covenant not to compete	90,000	2 years

	$630,000

ACQUISITION OF APEX (Tables)	9 Months Ended
Sep. 30, 2012
Business Acquisition [Line Items]
Schedule of proforma financial information of Apex and Illume Mobile

	Three Months ended September 30,		Nine Months ended September 30,
	2012	2011	2012	2011

Net revenues	$18,669	$17,258	$56,346	$44,867
Net loss attributable to common shareholders	$(1,446)	$(706)	$(5,312)	$(7,539)

Net loss per share - basic and fully-diluted	$(0.18)	$(0.08)	$(0.69)	$(1.17)

APEX
Business Acquisition [Line Items]
Schedule of fair value of the assets acquired and liabilities assumed

Assets acquired:
Accounts receivable	$242,992
Due from related party	411,926
Other current assets	63,456
Property and equipment	29,780
Intangible assets	4,465,890
Goodwill	2,448,969
Total assets	7,663,013

Liabilities assumed:
Accounts payable and other accrued liabilities	194,721
Unearned revenue	297,518
Deferred tax liability	1,183,927
Total liabilities assumed	1,676,166
Net assets acquired	$5,986,847

Purchase consideration:
Cash paid at closing	$4,801,000
Earn out consideration	1,185,847
Total purchase consideration	$5,986,847

Schedule of fair value of the intangible assets acquired and the estimated useful lives over which they are being amortized

	Fair Value	Estimated Useful Life

Customer relationships	$1,536,320	9 years
ApexWare software	2,483,077	3.5 years
Trade name	432,090	7 years
Covenant not to compete	14,403	1 year

	$4,465,890

GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets [Abstract]
Schedule of transactions effecting goodwill

Balance at January 1, 2012	$5,538,466
Acquisition of Apex in June	2,448,969
Adjustment to Apex goodwill	37,485
Effect of currency translation on Apex	148,046
Acquisition of Illume Mobile on July 31	443,801
Balance at September 30, 2012	$8,616,767

Schedule of the company's intangible assets and accumulated amortization
	September 30, 2012
		Accumulated
	Gross	Amortization	Net

Customer relationships	$3,397,536	$(721,840)	$2,675,696
Contractor and resume databases	675,000	(236,250)	438,750
Tradename	897,745	(159,765)	737,980
Software	3,014,505	(329,465)	2,685,040
Covenant not to compete	105,258	(16,308)	88,950

	$8,090,044	$(1,463,628)	$6,626,416

	December 31, 2011
		Accumulated
	Gross	Amortization	Net

Customer relationships	$1,670,000	$(279,000)	$1,391,000
Contractor and resume databases	675,000	(135,000)	540,000
Tradename	310,000	(64,000)	246,000
Software	74,000	(37,000)	37,000

	$2,729,000	$(515,000)	$2,214,000

TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2012
Long-Term Debt, Unclassified [Abstract]
Schedule of Term debt

				Amortization	Effect of
	Balance			of Note	Currency	Balance
	January 1, 2012	Additions	Payments	Discount	Translation	September 30, 2012
RBC term loan	$-	$2,400,500	$(211,750)	$-	$142,355	$2,331,105

BDC term loan	-	1,632,340	-	-	96,917	1,729,257

SVB term loan	2,000,000	-	(750,000)	-	-	1,250,000
Note discount	(29,840)	-	-	19,184	-	(10,656)
SVB term loan, net	1,970,160	-	(750,000)	19,184	-	1,239,344

Total debt	$1,970,160	$4,032,840	$(961,750)	$19,184	$239,272	5,299,706

Less current portion						(1,847,675)

Debt, net of current portion						$3,452,031

STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity (Deficit)
Schedule of Preferred Stock outstanding

Description	Amount

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975,000
plus cumulative dividends of $265,668	1,240,668
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380,000
plus cumulative dividends of $54,769	434,769
Series C Preferred, $0.001 par value per share, 5,000,000 shares designated,
1,415,334 shares issued and outstanding, liquidation preference of $9,058,114
plus imputed dividends of $376,443	4,905,512

Total cumulative convertible preferred stock	$6,580,949

Schedule of outstanding common stock warrants

				Total		Weighted
				Warrants	Total	Average
	Date		Strike	Outstanding	Exercise	Exercise
	Issued	Expiration	Price	and Exercisable	Price	Price

Senior Subordinated Notes	12/01/09	12/17/14	$3.62	138,260	$500,000	$-
Senior Subordinated Notes	12/01/09	12/17/14	4.34	138,260	600,000	-

				276,520	$1,100,000	$3.98

STOCK OPTION PLAN (Tables)	9 Months Ended
Sep. 30, 2012
Stock Option Plan [Abstract]
Schedule of the summary of the status of the plans and information with respect to the changes in options outstanding

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2012	298,037	701,963	$2.02
Granted	-	-	-
Exercised	-		-
Forfeited	59,562	(59,562)	-
September 30, 2012	357,599	642,401	$2.01	$-

Exercisable options at September 30, 2012		497,677	$1.97	$-

Schedule of summary of the information about stock options outstanding

		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	403,262	2.53	$1.67	388,025	2.46	$1.66
$2.06 - 4.34	224,853	7.41	2.30	95,366	5.73	2.49
$7.00	14,286	0.23	7.00	14,286	0.23	7.00

Total	642,401	4.19	$2.01	497,677	3.03	$1.97

DESCRIPTION OF BUSINESS AND THE MERGER (Details Textuals) (Comamtech, Inc. ("Comamtech"), USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012
Comamtech, Inc. ("Comamtech")
Business Acquisition [Line Items]
Ratio of one Old DecisionPoint share for every shares of Comamtech common stock outstanding prior to the merger	7.23273
Number Shares deemed issued to the Comamtech shareholders	2,186,689
Exchange of net assets	$ 3.9

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Concentration Risk [Line Items]
Number of subsidiaries		2
Two customers
Concentration Risk [Line Items]
Termination of customer contract with notice period	30 to 90 days
Revenues
Concentration Risk [Line Items]
Number of customers	2
Revenues | Two customers
Concentration Risk [Line Items]
Total percent of revenues from various customers	20.00%	22.00%

LOSS PER COMMON SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income	$ (1,014,176)	$ 268,387	$ (2,534,965)	$ (5,233,377)	$ (5,168,027)	$ (2,208,799)
Less: Cumulative preferred stock dividends	(248,750)	(213,898)	(709,699)	(268,098)	(485,989)	(79,570)
Basic earnings per share
Basic (in shares)	8,182,103	7,320,328	7,697,635	5,493,530
Basic (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1)
Net income attributable to common shareholders	(1,262,926)	54,489	(3,244,664)	(5,501,475)	(5,654,016)	(2,288,369)
Diluted earnings per share
Net Income (Loss) Available to Common Stockholders, Diluted				54,489
Diluted (in shares)	8,182,103	7,417,555	7,697,635	5,493,530
Diluted (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1)
Basic earnings per share
Basic (in shares)	8,182,103	7,320,328	7,697,635	5,493,530
Basic (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1)
Net income attributable to common shareholders	(1,262,926)	54,489	(3,244,664)	(5,501,475)	(5,654,016)	(2,288,369)
Effect of dilutive securities
Stock options		97,227		97,227
Diluted earnings per share
Net Income (Loss) Available to Common Stockholders, Diluted				54,489
Diluted (in shares)	8,182,103	7,417,555	7,697,635	5,493,530
Diluted (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1)
Basic earnings per share
Basic (in shares)	8,182,103	7,320,328	7,697,635	5,493,530
Basic (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1)
Net income attributable to common shareholders	(1,262,926)	54,489	(3,244,664)	(5,501,475)	(5,654,016)	(2,288,369)
Diluted earnings per share
Net Income (Loss) Available to Common Stockholders, Diluted				$ 54,489
Diluted (in shares)	8,182,103	7,417,555	7,697,635	5,493,530
Diluted (in dollars per share)	$ (0.15)	$ 0.01	$ (0.42)	$ (1)

LOSS PER COMMON SHARE (Details 1)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	2,735,211	2,512,045	2,735,211	2,947,550
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	1,816,289	1,816,289	1,816,289	1,816,289
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	276,521	429,298	276,521	429,298
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	642,401	266,458	642,401	701,963

LOSS PER COMMON SHARE (Details Textuals)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
ESOP shares that have not been committed to be released	2,735,211	2,512,045	2,735,211	2,947,550
ESOP shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
ESOP shares that have not been committed to be released			600,000	700,000

ACQUISITION OF ILLUME MOBILE (Details ) (Fair Value, USD $)	Jul. 31, 2012
Assets acquired:
Intangible assets	$ 630,000
ILLUME MOBILE
Assets acquired:
Accounts receivable	16,270
Other current assets	14,886
Property and equipment	25,592
Intangible assets	630,000
Goodwill	443,801
Total assets	1,130,549
Liabilities assumed:
Accounts payable and other accrued liabilities	38,838
Unearned revenue	36,971
Total liabilities assumed	75,809
Net assets acquired	1,054,740
Purchase consideration:
Cash paid at closing	250,000
Shares issued at closing	697,531
Earn out consideration	(107,209)
Total purchase consideration	$ 1,054,740

ACQUISITION OF ILLUME MOBILE(Details 1) (USD $)	1 Months Ended
Jul. 31, 2012
Fair Value
Business Acquisition [Line Items]
Intangible assets	630,000
ILLUME MOBILE | Fair Value
Business Acquisition [Line Items]
Intangible assets	630,000
ILLUME MOBILE | Customer Relationships
Business Acquisition [Line Items]
Estimated Useful Life (in years)	3 years
ILLUME MOBILE | Customer Relationships | Fair Value
Business Acquisition [Line Items]
Intangible assets	100,000
ILLUME MOBILE | Software
Business Acquisition [Line Items]
Estimated Useful Life (in years)	3 years 6 months
ILLUME MOBILE | Software | Fair Value
Business Acquisition [Line Items]
Intangible assets	310,000
ILLUME MOBILE | Tradename
Business Acquisition [Line Items]
Estimated Useful Life (in years)	3 years
ILLUME MOBILE | Tradename | Fair Value
Business Acquisition [Line Items]
Intangible assets	130,000
ILLUME MOBILE | Covenant Not To Compete
Business Acquisition [Line Items]
Estimated Useful Life (in years)	2 years
ILLUME MOBILE | Covenant Not To Compete | Fair Value
Business Acquisition [Line Items]
Intangible assets	90,000

ACQUISITION OF ILLUME MOBILE(Detail Textuals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jul. 31, 2012 Asset purchase agreement Illume Mobile
Acquisition Of Illume Mobile [Line Items]
Total purchase consideration			$ 1,000,000
Cash paid at closing			250,000
Value of shares issued as purchase price			750,000
Number of common stock shares issued			617,284
Price of shares issued as purchase price			$ 1.215
Number of trading days			20 days
Trading price			$ 1.13
Value of shares issued in conjunction with the acquisition	9,125	8,183	697,531
Additional payment to be paid			500,000
Percentage of additional payment to be paid in cash			50.00%
Percentage of additional payment to be paid in form of shares			50.00%
Number of days within which the additional payment will be paid			30 days
Closing costs and associated expenses			140,000
Capital Advisors fee			45,000
Discount rate			21.00%
Fair value of the earn out payment			107,000
Financial, strategic and operational value			$ 434,000

ACQUISITION OF ILLUME MOBILE (Details Textuals 1) (USD $)	9 Months Ended
Sep. 30, 2012
Business Acquisition [Line Items]
Net Revenue attributable to Illume Mobile condition one	$ 1,500,000
Earn Out Payment condition one	0
Earn out payment condition two	100,000
Minimum earn out payment condition	100,000
Percent of earn out payment on net revenue	40.00%
Net revenue	3,000,000
Earn out payment	500,000
Asset purchase agreement earn out payment conditions	Under the Asset Purchase Agreement, the Earn Out Payment will be computed as follows: (a) If Net Revenue (as defined in the Purchase Agreement) attributable to Illume Mobile, during the one year period commencing on the Illume Closing Date is $1,500,000 or less, the Earn Out Payment will be $0. (b) If Net Revenue (as defined in the Purchase Agreement) is greater than $1,500,000 but less than $2,000,000, the Earn Out Payment will be $100,000. (c) If Net Revenue (as defined in the Purchase Agreement) is at least $2,000,000 but less than $3,000,000, the Earn Out Payment will be equal to the sum of (i) $100,000 plus (ii) 40% of the excess of the Net Revenue amount over $2,000,000. (d) If Net Revenue (as defined in the Purchase Agreement) is $3,000,000 or more, the Earn Out Payment will be $500,000.
Maximum
Business Acquisition [Line Items]
Net revenue condition two	2,000,000
Net revenue condition three	3,000,000
Minimum
Business Acquisition [Line Items]
Net revenue condition two	1,500,000
Net revenue condition three	$ 2,000,000

ACQUISITION OF APEX (Details) (Fair Value)	Jul. 31, 2012 USD ($)	Jun. 04, 2012 APEX USD ($)	Jun. 04, 2012 APEX CAD
Assets acquired:
Accounts receivable		$ 242,992
Due from related party		411,926
Other current assets		63,456
Property and equipment		29,780
Intangible assets	630,000	4,465,890
Goodwill		2,448,969
Total assets		7,663,013
Liabilities assumed:
Accounts payable and other accrued liabilities		194,721
Unearned revenue		297,518
Deferred tax liability		1,183,927
Total liabilities assumed		1,676,166
Net assets acquired		5,986,847
Purchase consideration:
Cash paid at closing		4,801,000	5,000,000
Earn out consideration		1,185,847
Total purchase consideration		$ 5,986,847

ACQUISITION OF APEX (Details 1) (USD $)	Jul. 31, 2012 Fair Value	Jun. 04, 2012 APEX Fair Value	Jun. 04, 2012 APEX Customer relationships	Jun. 04, 2012 APEX Customer relationships Fair Value	Jun. 04, 2012 APEX ApexWare software	Jun. 04, 2012 APEX ApexWare software Fair Value	Jun. 04, 2012 APEX Tradename	Jun. 04, 2012 APEX Tradename Fair Value	Jun. 04, 2012 APEX Covenant not to compete	Jun. 04, 2012 APEX Covenant not to compete Fair Value
Business Acquisition [Line Items]
Fair value of intangible assets	$ 630,000	$ 4,465,890		$ 1,536,320		$ 2,483,077		$ 432,090		$ 14,403
Estimated Useful Life (in years)			9 years		3 years 6 months		7 years		1 year

ACQUISITION OF APEX (Details 2) (APEX, USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
APEX
Business Acquisition [Line Items]
Net revenues	$ 18,669	$ 17,258	$ 56,346	$ 44,867
Net loss	$ (1,446)	$ (706)	$ (5,312)	$ (7,539)
Net loss per share - basic and fully-diluted (in dollars per share)	$ (0.18)	$ (0.08)	$ (0.69)	$ (1.17)

ACQUISITION OF APEX (Details Textuals)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 04, 2012 APEX USD ($) Multiple	Jun. 04, 2012 APEX CAD	Sep. 30, 2012 APEX USD ($)	Jun. 30, 2012 APEX USD ($)	Mar. 31, 2012 APEX USD ($)	Sep. 30, 2012 APEX USD ($)	Sep. 30, 2011 APEX	Dec. 31, 2011 APEX USD ($)	Jun. 04, 2012 APEX Fair Value USD ($)	Jun. 04, 2012 APEX Fair Value CAD	Jun. 04, 2012 APEX Common Stock USD ($)
Business Acquisition [Line Items]
Amount paid in consideration, Apex shares acquired															$ 4,801,000	5,000,000
Value of common stock on closing date	9,125		9,125		8,183				341,250			341,250
Earnings before interest, depreciation, taxes and amortization															3,360,700	3,500,000
Deferred financing costs									2,200,000			2,200,000			190,000
Number of common stock issued (in shares)												325,000	325,000				325,000
Market Price Per Share (in dollars per share)																	$ 1.05
Selling, general and administrative expense	4,951,913	3,274,994	13,622,674	10,267,641	13,597,141	9,610,381			380,000	1,213,000	351,000			46,000
Working Capital, Less than							192,000	200,000
Working Capital, Greater than							192,000	200,000
Working Capital, Equal to							192,000	200,000
Post closing adjustments, Working capital required, Description							(a) if the Closing Working Capital as defined in the Purchase Agreement as shown on the closing date balance sheet: (i) is less than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be reduced on a dollar for dollar basis by the amount of the shortfall; (ii) is greater than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be increased on a dollar for dollar basis by the amount of such excess; and (iii) is equal to than CDN$200,000 (US$192,000 at the Closing Date), there shall be no adjustment to the Closing Amount as a result of this provision; and (b) the Closing Amount shall be reduced on a dollar for dollar basis by the amount of any liabilities of Apex on the Closing Date as shown on the closing date balance sheet, including any taxes payable and indebtedness of Apex (other than the executory obligations under contracts and all accounts payable and accrued liabilities of Apex incurred in the ordinary course of business) and excluding any liabilities otherwise adjusted pursuant to (a) above.	(a) if the Closing Working Capital as defined in the Purchase Agreement as shown on the closing date balance sheet: (i) is less than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be reduced on a dollar for dollar basis by the amount of the shortfall; (ii) is greater than CDN$200,000 (US$192,000 at the Closing Date), the Closing Amount shall be increased on a dollar for dollar basis by the amount of such excess; and (iii) is equal to than CDN$200,000 (US$192,000 at the Closing Date), there shall be no adjustment to the Closing Amount as a result of this provision; and (b) the Closing Amount shall be reduced on a dollar for dollar basis by the amount of any liabilities of Apex on the Closing Date as shown on the closing date balance sheet, including any taxes payable and indebtedness of Apex (other than the executory obligations under contracts and all accounts payable and accrued liabilities of Apex incurred in the ordinary course of business) and excluding any liabilities otherwise adjusted pursuant to (a) above.
Additional earn out amount, EBITDA required, Maximum or equal to							1,920,000	2,000,000
Multiplies of EBITDA							4	4
Maximum amount							$ 2,881,000	3,000,000
Percentage of basic earn out amount, to be paid in cash							22.22%	22.22%
Additional earn out amount, Description							In addition, if EBITDA of Apex for the twelve months ending July 31, 2013 ("2013 EBITDA"), is equal to or less than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay the former shareholders an amount equal to the product of the 2013 EBITDA multiplied by four less $4,801,000 ("2013 EBITDA Basic Earn Out Amount"), up to a maximum of CDN$3,000,000 (US$2,881,000 at the Closing Date). An amount equal to 22.22% of the 2013 EBITDA Basic Earn Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note ("Note").	In addition, if EBITDA of Apex for the twelve months ending July 31, 2013 ("2013 EBITDA"), is equal to or less than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay the former shareholders an amount equal to the product of the 2013 EBITDA multiplied by four less $4,801,000 ("2013 EBITDA Basic Earn Out Amount"), up to a maximum of CDN$3,000,000 (US$2,881,000 at the Closing Date). An amount equal to 22.22% of the 2013 EBITDA Basic Earn Out Amount shall be paid in cash and the balance shall be paid by Apex issuing a subordinated convertible note ("Note").

ACQUISITION OF APEX (Details Textuals 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 04, 2012 APEX	Jul. 31, 2012 APEX
Business Acquisition [Line Items]
Working Capital Adjustment				$ 412,000	$ 76,414
Due to related parties	$ 80,721	$ 871,508	$ 1,606,357

ACQUISITION OF APEX (Details Textuals 2) (APEX, Note)	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD
Business Acquisition [Line Items]
Compounded quarterly interest rate before November 1, 2014	9.00%	9.00%
Compounded quarterly interest rate after October 31, 2014	11.00%	11.00%
Minimum net equity capital required		5,000,000
Interest rate, 30 days	15.00%	15.00%
Interest rate thereafter 30 days	20.00%	20.00%
Common stock conversion price	$ 1

ACQUISITION OF APEX (Details Textuals 3) (APEX)	0 Months Ended		9 Months Ended
	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD
Business Acquisition [Line Items]
Minimum EBITDA required	$ 1,920,000	2,000,000
Maximum amount	480,000	500,000
Additional earn out EBITDA, Description	If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount (the "2013 EBITDA Additional Earn Out Amount") by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn Out shall be paid by the issuance of shares of the Company's common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company's common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.	If the 2013 EBITDA is greater than CDN$2,000,000 (US$1,920,000 at the Closing Date), then Apex shall pay an amount (the "2013 EBITDA Additional Earn Out Amount") by which the dollar-for-dollar 2013 EBITDA exceeds CDN$2,000,000 ($1,920,000 at the Closing Date), up to a maximum of CDN$500,000 (US$480,000 at the Closing Date). The 2013 EBITDA Additional Earn Out shall be paid by the issuance of shares of the Company's common stock. The number of shares to be issued shall be determined by the amount due divided by the 30 day average daily closing price of the shares of the Company's common stock in the month of July 2013. The shares issued will be restricted but will have certain piggy back registration rights as set forth in the Purchase Agreement.
EBITDA fair value estimated model			Monte Carlo simulation model	Monte Carlo simulation model
Discount Rate			19.70%	19.70%
Condition discount rate, Description			The present value of the total earn out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the earn out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.	The present value of the total earn out amount was calculated using a discount rate of 19.7%. The discount rate was determined based on: (i) a discount rate of 16.0% based on the cost of equity less 2.0 percent specific risk premium since the earn out period is only for one year, plus (ii) a counterparty risk of 3.7% based on the after-tax estimated cost of debt.
Fair value, Additional earn out			1,033,000	1,076,000
Fair value, Accrued earn out			1,094,000
Fair value of bonus to be paid to CEO			153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized			162,000
Goodwill			$ 2,449,000

ACQUISITION OF APEX (Details Textuals 4) (APEX)	Sep. 30, 2012 Royal Bank of Canada ("RBC") Line of Credit CAD	Jun. 04, 2012 Royal Bank of Canada ("RBC") Line of Credit USD ($)	Jun. 04, 2012 Royal Bank of Canada ("RBC") Line of Credit CAD	Jun. 04, 2012 Royal Bank of Canada ("RBC") Term credit facility USD ($)	Jun. 04, 2012 Royal Bank of Canada ("RBC") Term credit facility CAD	Jun. 04, 2012 Royal Bank of Canada ("RBC") Revolving demand facility USD ($)	Jun. 04, 2012 Royal Bank of Canada ("RBC") Revolving demand facility CAD	Jun. 04, 2012 BDC Capital Inc. ("BDC") Term credit facility USD ($)	Jun. 04, 2012 BDC Capital Inc. ("BDC") Term credit facility CAD
Business Acquisition [Line Items]
Aggregate amount of credit facility	2,750,000	$ 2,641,000	2,750,000	$ 2,400,500	2,500,000	$ 192,000	200,000	$ 1,632,000	1,700,000

ACQUISITION OF APEX (Details Textuals 5) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
APEX
Business Acquisition [Line Items]
Amortization of intangible assets	$ 0	$ 352,000	$ 572,000	$ 1,056,000
Net increase in interest expense	0	179,000	291,000	537,000
Number of common stock issued (in shares)			325,000	325,000
ILLUME MOBILE
Business Acquisition [Line Items]
Amortization of intangible assets	$ 18,000	$ 53,000	$ 125,000	$ 160,000
Number of common stock issued (in shares)			617,284

GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2010
Goodwill [Roll Forward]
Balance at January 1, 2012	$ 5,538,466	$ 5,508,864
Acquisition of Apex in June	2,448,969
Adjustment to Apex goodwill	37,485
Effect of currency translation on Apex	148,046
Acquisition of Illume Mobile on July 31	443,801
Balance at September 30, 2012	$ 8,616,767	$ 5,508,864

GOODWILL AND INTANGIBLE ASSETS (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross	$ 8,090,044	$ 2,729,000
Accumulated Amortization	(1,463,628)	(515,000)
Net	6,626,416	2,214,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	3,397,536	1,670,000
Accumulated Amortization	(721,840)	(279,000)
Net	2,675,696	1,391,000
Contractor and resume databases
Finite-Lived Intangible Assets [Line Items]
Gross	675,000	675,000
Accumulated Amortization	(236,250)	(135,000)
Net	438,750	540,000
Tradename
Finite-Lived Intangible Assets [Line Items]
Gross	897,745	310,000
Accumulated Amortization	(159,765)	(64,000)
Net	737,980	246,000
Software
Finite-Lived Intangible Assets [Line Items]
Gross	3,014,505	74,000
Accumulated Amortization	(329,465)	(37,000)
Net	2,685,040	37,000
Covenant not to compete
Finite-Lived Intangible Assets [Line Items]
Gross	105,258
Accumulated Amortization	(16,308)
Net	$ 88,950

GOODWILL AND INTANGIBLE ASSETS (Details Textuals) (USD $)	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets [Abstract]
Effect of foreign currency translation on goodwill	$ 148,000
Effect of foreign currency translation on intangible assets	$ 261,000

LINE OF CREDIT (Details Textuals)	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 SVB Loan Agreement Line of Credit USD ($)	Sep. 30, 2012 RBC Credit Agreement Line of Credit USD ($)	Sep. 30, 2012 RBC Credit Agreement Line of Credit CAD
Line of Credit Facility [Line Items]
Line of credit			$ 10,000,000		200,000
Outstanding balance on the line of credit			4,600,000	167,000
Annual Interest Rate			7.50%	4.50%	4.50%
Annual interest rate, Additional percentage				1.50%	1.50%
Availability under the line of credit			2,700,000
Interest expense for the lines of credit, including amortization of deferred financing costs	$ 251,000	$ 289,000

TERM DEBT (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Term Debt, Gross	$ 5,299,706	$ 1,970,160
Additions	4,032,840
Payments	(961,750)
Amortization of Note Discount	19,184
Effect of Currency Translation	239,272
Less current portion	(1,847,675)
Debt, net of current portion	3,452,031
Royal Bank of Canada ("RBC")
Line of Credit Facility [Line Items]
Term Debt, Gross	2,331,105
Additions	2,400,500
Payments	(211,750)
Amortization of Note Discount
Effect of Currency Translation	142,355
BDC Capital Inc. ("BDC")
Line of Credit Facility [Line Items]
Term Debt, Gross	1,729,257
Additions	1,632,340
Payments
Amortization of Note Discount
Effect of Currency Translation	96,917
Silicon Valley Bank ("SVB")
Line of Credit Facility [Line Items]
Term Debt, Gross	1,250,000	2,000,000
Additions
Payments	(750,000)
Amortization of Note Discount
Effect of Currency Translation
Note discount
Line of Credit Facility [Line Items]
Term Debt, Gross	(10,656)	(29,840)
Additions
Payments
Amortization of Note Discount	19,184
Effect of Currency Translation
SVB term loan net
Line of Credit Facility [Line Items]
Term Debt, Gross	1,239,344	1,970,160
Additions
Payments	(750,000)
Amortization of Note Discount	19,184
Effect of Currency Translation

TERM DEBT - RBC Term Loan (Details Textuals)	9 Months Ended		12 Months Ended		9 Months Ended				0 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 APEX Royal Bank of Canada ("RBC")	Sep. 30, 2012 APEX Royal Bank of Canada ("RBC") Line of Credit CAD	Jun. 04, 2012 APEX Royal Bank of Canada ("RBC") Line of Credit USD ($)	Jun. 04, 2012 APEX Royal Bank of Canada ("RBC") Line of Credit CAD	Jun. 04, 2012 APEX Royal Bank of Canada ("RBC") Term credit facility USD ($)	Jun. 04, 2012 APEX Royal Bank of Canada ("RBC") Term credit facility CAD	Sep. 30, 2012 APEX Royal Bank of Canada ("RBC") Term credit facility USD ($)	Sep. 30, 2012 APEX Royal Bank of Canada ("RBC") Term credit facility CAD
Line of Credit Facility [Line Items]
Aggregate amount of credit facility						2,750,000	$ 2,641,000	2,750,000	$ 2,400,500	2,500,000
Term Loan, Interest percentage									4.00%	4.00%
Interest Rate Basis									RBP	RBP
Debt Instrument, Interest rate at period end											7.00%	7.00%
Principal and interest payable period											3 years	3 years
Fixed principal amount												69,444
Frequency of repayment					Monthly
Payment of financing costs	296,060	108,639	108,639	159,176							120,000
Percentage of Apex's free cash flow for mandatory repayments of term loan											20.00%	20.00%
Period of payment for mandatory repayments											30 days	30 days
Estimated amount of term loan included in current portion of debt	$ (1,847,675)										$ 80,000

TERM DEBT - BDC Term Loan (Details Textuals 1)	9 Months Ended		12 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 APEX BDC Capital Inc. ("BDC") Term credit facility USD ($)	Sep. 30, 2012 APEX BDC Capital Inc. ("BDC") Term credit facility CAD	Jun. 04, 2012 APEX BDC Capital Inc. ("BDC") Term credit facility USD ($)	Jun. 04, 2012 APEX BDC Capital Inc. ("BDC") Term credit facility CAD
Line of Credit Facility [Line Items]
Term facility amount							$ 1,632,000	1,700,000
Percent equal to principal amount outstanding under the Term Loan					12.00%	12.00%
Debt Instrument Interest Extention Period					1 year	1 year
Line of credit facility extension fee percentage					2.00%	2.00%
Line of credit facility additional periodic interest payment						20,000
Percentage of Apex's free cash flow for mandatory repayments of term loan					50.00%	50.00%
Maximum annual cash flow sweep						425,000
Estimated amount of term loan under mandatory repayments					20,000
Paid financing costs	$ 296,060	$ 108,639	$ 108,639	$ 159,176	$ 70,000

TERM DEBT - SVB Term Loan (Details Textuals 2) (Term credit facility, Silicon Valley Bank ("SVB"), USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Feb. 01, 2011 Installments	Dec. 31, 2010
Term credit facility | Silicon Valley Bank ("SVB")
Line of Credit Facility [Line Items]
Amount borrowed from Silicon Valley Bank ("SVB")					$ 3,000,000
Number of monthly installments				36
Percent of aggregate amount of the term loan equal to final payment		2.00%
Final payment recorded as discount		60,000
Percent equal to principal amount outstanding under the Term Loan		9.00%
Minimum fixed charge ratio	1.10 to 1.00
Amended minimum fixed charge ratio	1.75 to 1.00
Interest expense on term debt		$ 331,000	$ 465,000

STOCKHOLDERS' EQUITY - Preferred Stock Outstanding (Details) (Cumulative Convertible Preferred Stock, USD $)	Sep. 30, 2012
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 6,580,949
Series A Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	1,240,668
Series B Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	434,769
Series C Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Total Preferred Stock outstanding	$ 4,905,512

STOCKHOLDERS' EQUITY - Outstanding Common Stock Warrants (Details 1) (Warrants, USD $)	9 Months Ended
Sep. 30, 2012
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 276,520
Outstanding common stock warrants total exercise price	1,100,000
Outstanding common stock warrants weighted average exercise price	3.98
Senior Subordinated Notes Strike Price 3.62
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	Dec 1, 2009
Outstanding common stock warrants expiration date	Dec 17, 2014
Strike price of common stock warrant	$ 3.62
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260
Outstanding common stock warrants total exercise price	500,000
Outstanding common stock warrants weighted average exercise price
Senior Subordinated Notes Strike Price 4.34
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	Dec 1, 2009
Outstanding common stock warrants expiration date	Dec 17, 2014
Strike price of common stock warrant	$ 4.34
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260
Outstanding common stock warrants total exercise price	$ 600,000
Outstanding common stock warrants weighted average exercise price

STOCKHOLDERS' EQUITY- Preferred Stock Outstanding (Parentheticals) (Details Textuals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Series Preferred Stock	Sep. 30, 2012 Series B Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Sep. 30, 2011 Series C Preferred Stock	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Preferred Stock
Class of Stock [Line Items]
Total number of shares issued	110,000,000
Number of common stock shares authorized	100,000,000	100,000,000	100,000,000					100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001					$ 0.001
Number of preferred stock shares authorized	10,000,000	10,000,000	10,000,000						10,000,000
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 4	$ 3.2	$ 3.2	$ 3.73		$ 0.001

STOCKHOLDERS' EQUITY (Details Textuals 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Series A Preferred Stock	Sep. 30, 2012 Series B Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Sep. 30, 2011 Series C Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series A Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series B Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series C Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 4	$ 3.2	$ 3.2	$ 3.73	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000					500,000	500,000	5,000,000
Preferred stock, shares issued	1,816,289	1,816,289	400,955					269,608	131,347	1,415,334
Preferred stock, shares outstanding	1,816,289	1,816,289	400,955					269,608	131,347	1,415,334
Cumulative convertible preferred stock, liquidation preference (in dollars)	$ 11,109,994	$ 10,652,275	$ 1,485,738					$ 975,000	$ 380,000	$ 9,058,114
Cumulative preferred dividends	696,880	435,563	130,738					265,668	54,769
Preferred imputed dividends										$ 376,443

STOCKHOLDERS' EQUITY - Dividends (Details Textuals 2) (USD $)	9 Months Ended			0 Months Ended	9 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 04, 2012 Series C Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series A Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series B Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series C Preferred Stock	Jun. 30, 2011 Cumulative Convertible Preferred Stock Series C Preferred Stock
Dividends Payable [Line Items]
Stated value of the Preferred per share							$ 4	$ 3.2	$ 3.2	$ 3.73
Preferred Stock, Dividend Payment Rate, Variable	The dividend rate, as adjusted from time to time on each share of Series C Preferred was as follows through June 3, 2012: 8% per share per annum on the stated value of $3.20 per share for the period from the date of its issue through the last day of the sixteenth (16th) month after the date of its issue; 12% per share per annum on the stated value commencing on the first day of the seventeenth (17th) month through the last day of the thirtieth month (30th) after the date of its issue; and 20% per share per annum on the stated value for each dividend period thereafter commencing on the first day of the thirty-first (31st) month after the date of its issue.
Dividend Rate				20.00%	20.00%		8.00%	8.00%
Cash dividends payable due		$ 304,826	$ 79,570		$ 221,650	$ 90,582
Adjustment to retained earnings and preferred stock					$ 376,433

STOCKHOLDERS' EQUITY - Liquidation (Details Textuals 3) (USD $)	Sep. 30, 2012
Series A Preferred Stock
Liquidation Dissolution Or Winding Up [Line Items]
Liquidation Price Per Share	$ 4
Series B Preferred Stock
Liquidation Dissolution Or Winding Up [Line Items]
Liquidation Price Per Share	$ 3.2
Series C Preferred Stock
Liquidation Dissolution Or Winding Up [Line Items]
Liquidation Price Per Share	$ 6.4

STOCKHOLDERS' EQUITY - Conversion (Details Textuals 4) (USD $)	Sep. 30, 2012
Series A Preferred Stock
Conversion of Stock [Line Items]
Conversion Price Per Share	$ 4
Series B Preferred Stock
Conversion of Stock [Line Items]
Conversion Price Per Share	$ 3.2
Series C Preferred Stock
Conversion of Stock [Line Items]
Conversion Price Per Share	$ 3.2

STOCKHOLDERS' EQUITY - Common Stock (Details Textuals 5) (USD $)	0 Months Ended					9 Months Ended					1 Months Ended
	Jun. 04, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 04, 2012 Series C Preferred Stock	Sep. 30, 2012 Sigma Advisors	Jun. 04, 2012 Sigma Advisors	Jun. 04, 2012 Sigma Opportunity Fund	Jun. 04, 2012 Sigma Opportunity Fund and Chief Financial Officer	Jun. 04, 2012 Chief Financial Officer	Jul. 31, 2012 MacroSolve, Inc. Common Stock
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Advisory fees						$ 400,000
Common stock, shares issued		9,125,075	8,182,791	5,080,970			25,000	272,727		27,273
General and administrative expense	341,250
Agreement increased interest rate									25.00%
Number of options issued					100,000
Value of shares issued in conjunction with the acquisition		$ 9,125	$ 8,183								$ 697,531
Number of common stock shares issued											617,284

STOCK OPTION PLAN (Details) (Stock Options, USD $)	9 Months Ended
Sep. 30, 2012
Stock Options
Number Of Options Available For Grant [Roll Forward]
Options Available for Grant, January 1, 2012	298,037
Options Available for Grant, Granted
Options Available for Grant, Exercised
Options Available for Grant, Forfeited	59,562
Options Available for Grant, September 30, 2012	357,599
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, January 1, 2012	701,963
Options Outstanding, Granted
Options Outstanding, Exercised
Options Outstanding, Forfeited	(59,562)
Options Outstanding, September 30, 2012	642,401
Exercisable options at September 30, 2012	497,677
Share Based Compensation Arrangement By Share Based Payment Award, Weighted Average Exercise Price [Roll Forward]
Weighted - Average Exercise Price, January 1, 2012	$ 2.02
Weighted - Average Exercise Price, Granted
Weighted - Average Exercise Price, Exercised
Weighted - Average Exercise Price, Forfeited
Weighted - Average Exercise Price, September 30, 2012	$ 2.01
Weighted Average Exercise Price, Exercisable options at September 30, 2012	$ 1.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, September 30, 2012
Aggregate Intrinsic Value, Exercisable options at September 30, 2012

STOCK OPTION PLAN (Details 1) (Stock Options, USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	642,401	701,963
Options Outstanding Weighted Average Remaining Contractual Life (Years)	4 years 2 months 8 days
Options Outstanding Weighted Average Exercise Price	$ 2.01	$ 2.02
Number Of Options Exercisable	497,677
Options Exercisable Weighted Average Remaining Contractual Life (Years)	3 years 11 days
Options Exercisable Weighted Average Exercise Price	$ 1.97
Range of Exercise Prices 1.33 To 2.03
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	403,262
Options Outstanding Weighted Average Remaining Contractual Life (Years)	2 years 6 months 10 days
Options Outstanding Weighted Average Exercise Price	$ 1.67
Number Of Options Exercisable	388,025
Options Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 5 months 15 days
Options Exercisable Weighted Average Exercise Price	$ 1.66
Minimum Range of Exercise Prices	$ 1.33
Maximum Range of Exercise Prices	$ 2.03
Range of Exercise Prices 2.06 To 4.34
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	224,853
Options Outstanding Weighted Average Remaining Contractual Life (Years)	7 years 4 months 27 days
Options Outstanding Weighted Average Exercise Price	$ 2.3
Number Of Options Exercisable	95,366
Options Exercisable Weighted Average Remaining Contractual Life (Years)	5 years 8 months 23 days
Options Exercisable Weighted Average Exercise Price	$ 2.49
Minimum Range of Exercise Prices	$ 2.06
Maximum Range of Exercise Prices	$ 4.34
Exercise Prices 7.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	14,286
Options Outstanding Weighted Average Remaining Contractual Life (Years)	2 months 22 days
Options Outstanding Weighted Average Exercise Price	$ 7
Number Of Options Exercisable	14,286
Options Exercisable Weighted Average Remaining Contractual Life (Years)	2 months 23 days
Options Exercisable Weighted Average Exercise Price	$ 7

STOCK OPTION PLAN (Details Textuals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Stock Options	Sep. 30, 2011 Stock Options	Sep. 30, 2012 Stock Options	Sep. 30, 2011 Stock Options	Dec. 31, 2010 Stock Options Samplings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares issued	100,000,000	100,000,000	100,000,000					1,000,000
Term of stock option granted						5 years
Percentage of exercise price to market value of common stock				100.00%		100.00%
Vested period of stock option						10 years
Percentage of voting power of common stock				10.00%		10.00%
Maximum percentage of fair market of a share of common stock				110.00%		110.00%
Total fair value of stock option awards vested						$ 72,664	$ 1,261
Number of expected sampling volatility of companies								5
Dividend yield						0.00%
Employee stock-based compensation cost				11,000	29,000	50,000	47,000
Unrecognized estimated employee compensation cost				$ 165,000		$ 165,000
Weighted-average vesting period						3 years 8 months 1 day

ESOP PLAN (Details Textuals) (Employee Stock Ownership Plan (the "ESOP"), USD $)	9 Months Ended
Sep. 30, 2012
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Contribution expense	$ 135,000
ESOP principal payment	99,000
ESOP interest expenses	36,000
ESOP compensation expenses	$ 99,000
Fair value per share of the shares held by the ESOP	$ 1.1

COMMITMENTS AND CONTINGENCIES (Details Textuals)	9 Months Ended		1 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($) Employee Agreement	Sep. 30, 2011 USD ($)	Jul. 31, 2012 Foothill Ranch, California USD ($) sqft	May 30, 2012 Foothill Ranch, California USD ($) sqft	Sep. 30, 2012 Shelton Connecticut sqft	Sep. 30, 2012 Edison New Jersey USD ($) sqft	Sep. 30, 2012 Alpharetta Georgia sqft	Sep. 30, 2012 Alpharetta Georgia One sqft	Sep. 30, 2012 Burlington Ontario Canada CAD sqft	Sep. 30, 2012 Tulsa, Oklahoma USD ($) sqft
Operating Leased Assets [Line Items]
Leases of office space			7,500	10,325	4,100	6,800	4,330	4,800	7,800	10,000
Rental expense	$ 353,000	$ 297,000	$ 7,765	$ 12,390		$ 5,500			10,000	$ 12,000
Lease expiration date			Jul 31, 2012	Jul 31, 2017	Apr 30, 2015	Dec 31, 2014	Apr 30, 2015	Apr 30, 2012	Mar 31, 2016	Sep 30, 2013
Number of employment agreements	2
Employment agreements with number of employees	2

COMMITMENTS AND CONTINGENCIES (Details Textuals 1) (APEX, Chief Executive Officer)	9 Months Ended
Sep. 30, 2012
APEX | Chief Executive Officer
Employment Agreement [Line Items]
Percent of net revenue	8.75%
Employment agreement, terms and conditions 1	Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2013 net revenues for the twelve month period ending July 31, 2013 (the "2013 Net Revenues") exceed the net revenues for the twelve month period ending July 31, 2011 (the 2011 Net Revenues").
Percent of net revenue	8.75%
Employment agreement, terms and conditions 1	Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2014 net revenues for the twelve month period ending July 31, 2014 (the "2014 Net Revenues") exceed the greater of: (i) the 2011 Net Revenues and (ii) the 2013 Net Revenues.
Percent of net revenue	8.75%
Employment agreement, terms and conditions 1	Apex shall pay the CEO an amount equal to 8.75% of the amount, if any, by which the 2015 net revenues for the twelve month period ending July 31, 2014 exceed the greatest of: (i) the 2011 Net Revenues, (ii) the 2013 Net Revenues and (iii) the 2014 Net Revenues.

RELATED PARTIES (Details Textuals) (USD $)	9 Months Ended					9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Chief Executive Officer ("CEO") and Chief Financial Officer ("CFO")	Jun. 04, 2012 Chief Executive Officer ("CEO") and Chief Financial Officer ("CFO")	Dec. 31, 2011 Chief Executive Officer ("CEO") and Chief Financial Officer ("CFO")	Sep. 30, 2012 Separation Agreement Chief Financial Officer	Jul. 23, 2012 Separation Agreement Chief Financial Officer
Related Party Transaction [Line Items]
Accounts payable to former CFO			$ 0		$ 855,000
Percentage of interest accrued on outstanding accounts payable balance			25.00%	12.00%
Interest expense to related parties	114,000	251,000
Due from related party	357,326
Amount paid per month						205,292
Amount payable							890,633
Interest rate						25.00%
Payment due from first day of each month beginning may 1 2013						$ 36,000

SUBSEQUENT EVENT (Details Textuals ) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 04, 2012 Series C Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Sep. 30, 2011 Series C Preferred Stock	Jun. 04, 2012 Subsequent Event Consent and Waiver Amendment	Nov. 15, 2012 Subsequent Event Consent and Waiver Amendment	Sep. 30, 2012 Subsequent Event Consent and Waiver Amendment
Subsequent Event [Line Items]
Dividend Rate				20.00%	20.00%		20.00%
Redemption of preference shares on pro rata basis								$ 2,206,000
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 3.2	$ 3.73		$ 1.2
Common stock, shares issued	9,125,075	8,182,791	5,080,970						175,364
Accrued expenses and other current liabilities	$ 2,704,787	$ 2,504,870	$ 4,881,816						$ 154,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001						$ 0.88
Subsequent Event, Description							Pursuant to the Consent and Waiver Amendment, the parties agreed that if the Company does not redeem on a pro rata basis for cash at least $2,206,000 in Stated Value (as defined in the Certificate of Designations) of the Series C Preferred Stock on or before October 31, 2012, then the parties will negotiate in good faith until November 15, 2012 relating to changes to the Certificate of Designations and other related matters that the parties may wish to agree upon in order to protect the interests of the Series C Preferred Stock and the Company will file the amended Certificate of Designations within two weeks thereafter. If the Company and a majority in interest of the Series C Preferred Stock are unable to agree upon revised terms by November 15, 2012, the Company will file an amendment to the Certificate of Designations no later than November 15, 2012 to provide that the Conversion Value (as defined in the Certificate of Designations) will be equal to the lower of (i) the Conversion Value then in effect, (ii) $1.20 per share or (iii) the closing price of the Company's common stock on October 31, 2012 (in each case subject to the continuing antidilution provisions contained in the Certificate of Designations).